UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	10/31/2014

Item 1. Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 0.9%
Honeywell International, Inc.	12,672	$1,218,033
Precision Castparts Corp.	6,700	1,478,690

		2,696,723

Auto Components — 0.1%
BorgWarner, Inc.	6,596	376,104

Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)*	10,514	962,452
Diageo PLC (United Kingdom)	7,814	230,452
Pernod-Ricard SA (France)	5,218	594,391

		1,787,295

Biotechnology — 6.6%
Alexion Pharmaceuticals, Inc.*	13,241	2,533,798
Biogen Idec, Inc.*	7,545	2,422,549
Celgene Corp.*	21,723	2,326,316
Gilead Sciences, Inc.*	78,469	8,788,528
Isis Pharmaceuticals, Inc.*	4,433	204,184
Puma Biotechnology, Inc.*(a)	2,402	601,941
Regeneron Pharmaceuticals, Inc.*(a)	4,702	1,851,271
Vertex Pharmaceuticals, Inc.*	5,985	674,150

		19,402,737

Capital Markets — 3.1%
Affiliated Managers Group, Inc.*	5,158	1,030,517
BlackRock, Inc.	2,989	1,019,578
Charles Schwab Corp. (The)	218,637	6,268,322
Morgan Stanley	23,740	829,713

		9,148,130

Chemicals — 3.2%
Airgas, Inc.	5,002	557,923
Ecolab, Inc.	47,163	5,245,941
Monsanto Co.	13,870	1,595,605
Sherwin-Williams Co. (The)	8,915	2,046,527

		9,445,996

Commercial Services & Supplies — 1.7%
Stericycle, Inc.*	38,996	4,913,496

Communications Equipment — 2.0%
QUALCOMM, Inc.	75,459	5,924,286

Construction & Engineering — 0.8%
Fluor Corp.	36,174	2,399,783

Consumer Finance — 0.6%
American Express Co.	21,100	1,897,945

Diversified Financial Services — 1.0%
IntercontinentalExchange Group, Inc.	11,469	2,388,878
Moody’s Corp.	6,067	602,028

		2,990,906

Electrical Equipment — 0.5%
AMETEK, Inc.	28,701	1,496,757

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp. (Class A Stock)	85,571	4,328,181
National Instruments Corp.	73,909	2,341,437

		6,669,618

Energy Equipment & Services — 5.2%
Core Laboratories NV	26,821	3,742,334
FMC Technologies, Inc.*	87,898	4,925,804
Halliburton Co.	12,526	690,684
Schlumberger Ltd.	62,443	6,160,626

		15,519,448

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	35,477	4,731,568
CVS Health Corp.	15,610	1,339,494
Whole Foods Market, Inc.	114,216	4,492,115

		10,563,177

Food Products — 2.8%
Danone (France)	9,869	674,373
Mead Johnson Nutrition Co.	64,590	6,414,433
Mondelez International, Inc. (Class A Stock)	30,528	1,076,417

		8,165,223

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	31,755	1,384,200
C.R. Bard, Inc.	3,785	620,626
Cooper Cos., Inc. (The)	4,132	677,235
Covidien PLC	16,627	1,537,000
Intuitive Surgical, Inc.*	11,187	5,546,515

		9,765,576

Health Care Providers & Services — 4.2%
DaVita HealthCare Partners, Inc.*	56,794	4,433,908
Express Scripts Holding Co.*	82,878	6,366,688
McKesson Corp.	8,505	1,730,002

		12,530,598

Health Care Technology — 0.4%
Cerner Corp.*	18,468	1,169,763

Hotels, Restaurants & Leisure — 4.3%
Hilton Worldwide Holdings, Inc.*	21,623	545,765
Las Vegas Sands Corp.	23,400	1,456,884
Marriott International, Inc. (Class A Stock)	19,858	1,504,244
Starbucks Corp.	84,257	6,366,459
Wynn Resorts Ltd.(a)	11,517	2,188,345
Yum! Brands, Inc.	7,227	519,115

		12,580,812

Household Products — 0.5%
Colgate-Palmolive Co.	20,591	1,377,126

Industrial Conglomerates — 3.3%
Danaher Corp.	104,750	8,421,900
Roper Industries, Inc.	9,260	1,465,858

		9,887,758

Insurance — 0.1%
MetLife, Inc.	5,807	314,972

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.*	4,058	1,239,557
Netflix, Inc.*	1,155	453,650
Priceline Group, Inc. (The)*	2,430	2,931,090
TripAdvisor, Inc.*	2,855	253,124

		4,877,421

Internet Software & Services — 6.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,365	134,589
Facebook, Inc. (Class A Stock)*	49,722	3,728,653
Google, Inc. (Class A Stock)*	12,512	7,105,190
Google, Inc. (Class C Stock)*	11,631	6,502,660
LinkedIn Corp. (Class A Stock)*	7,066	1,617,831
Twitter, Inc.*	11,532	478,232
Yahoo!, Inc.*	19,047	877,114

		20,444,269

IT Services — 8.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	111,638	5,453,516
FleetCor Technologies, Inc.*	11,187	1,684,315
Genpact Ltd.*	166,161	2,916,126
MasterCard, Inc. (Class A Stock)	37,274	3,121,697
Visa, Inc. (Class A Stock)(a)	43,528	10,508,965

		23,684,619

Life Sciences Tools & Services — 2.0%
Covance, Inc.*	35,251	2,816,555
Thermo Fisher Scientific, Inc.	27,217	3,199,903

		6,016,458

Machinery — 0.4%
Colfax Corp.*	15,241	828,806
Joy Global, Inc.(a)	4,184	220,204

		1,049,010

Media — 4.1%
Comcast Corp. (Class A Stock)(a)	44,012	2,426,822
Discovery Communications, Inc. (Class A Stock)*	45,024	1,591,598
Discovery Communications, Inc. (Class C Stock)*	77,012	2,694,650
Time Warner, Inc.	19,008	1,510,566
Twenty-First Century Fox, Inc. (Class A Stock)	72,770	2,509,109
Walt Disney Co. (The)	16,802	1,535,367

		12,268,112

Multiline Retail — 0.1%
Burlington Stores, Inc.*	9,179	384,967

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	13,077	1,200,207
Concho Resources, Inc.*	3,336	363,724
Noble Energy, Inc.	17,623	1,015,614
Pioneer Natural Resources Co.	6,151	1,162,908
Whiting Petroleum Corp.*	2,427	148,629

		3,891,082

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	70,814	5,323,797

Pharmaceuticals — 3.0%
AbbVie, Inc.	15,294	970,557
Actavis PLC*	12,398	3,009,491
Bristol-Myers Squibb Co.	50,055	2,912,700
Merck & Co., Inc.	5,305	307,372
Valeant Pharmaceuticals International, Inc.*	6,776	901,479
Zoetis, Inc.	19,781	735,062

		8,836,661

Professional Services — 0.2%
Verisk Analytics, Inc. (Class A Stock)*	9,812	611,778

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	33,962	3,311,295

Real Estate Management & Development — 0.1%
Realogy Holdings Corp.*	6,736	276,243

Road & Rail — 0.7%
Kansas City Southern	5,133	630,281
Union Pacific Corp.	11,658	1,357,574

		1,987,855

Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp.	16,800	577,416
Broadcom Corp. (Class A Stock)	13,299	556,962

		1,134,378

Software — 5.2%
Adobe Systems, Inc.*	17,607	1,234,603
ANSYS, Inc.*	31,782	2,496,794
Citrix Systems, Inc.*	10,502	674,543
NetSuite, Inc.*(a)	17,483	1,899,703
Oracle Corp.	45,839	1,790,013
PTC, Inc.*	11,110	423,847
Salesforce.com, Inc.*	105,783	6,769,054

		15,288,557

Specialty Retail — 2.6%
AutoZone, Inc.*	1,518	840,243
L. Brands, Inc.	13,963	1,007,011
Ross Stores, Inc.	31,004	2,502,643
Tiffany & Co.	7,664	736,664
TJX Cos., Inc. (The)	28,700	1,817,284
Tractor Supply Co.(a)	8,767	641,920
Urban Outfitters, Inc.*	4,130	125,387

		7,671,152

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	83,784	9,048,672
EMC Corp.	101,721	2,922,444

		11,971,116

Textiles, Apparel & Luxury Goods — 2.3%
Fossil Group, Inc.*	21,707	2,206,734
LVMH Moet Hennessy Louis Vuitton SA (France)	5,043	856,018
NIKE, Inc. (Class B Stock)	11,077	1,029,829
PVH Corp.	6,326	723,378
VF Corp.	30,764	2,082,107

		6,898,066

Tobacco — 0.3%
Philip Morris International, Inc.	8,815	784,623

Trading Companies & Distributors — 1.2%
Fastenal Co.	83,145	3,661,706

TOTAL LONG-TERM INVESTMENTS (cost $201,771,934)		291,397,394

SHORT-TERM INVESTMENT — 6.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,852,348; includes $12,778,677 of cash collateral for securities on loan)(b)(w)	19,852,348	19,852,348

TOTAL INVESTMENTS — 105.1% (cost $221,624,282)(p)		311,249,742
Liabilities in excess of other assets — (5.1)%		(15,115,360)

NET ASSETS — 100.0%		$296,134,382

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,692,850; cash collateral of $12,778,677 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$223,920,882

Appreciation	91,896,415
Depreciation	(4,567,555)

Net Unrealized Appreciation	$87,328,860

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,696,723	$—	$—
Auto Components	376,104	—	—
Beverages	962,452	824,843	—
Biotechnology	19,402,737	—	—
Capital Markets	9,148,130	—	—
Chemicals	9,445,996	—	—
Commercial Services & Supplies	4,913,496	—	—
Communications Equipment	5,924,286	—	—
Construction & Engineering	2,399,783	—	—
Consumer Finance	1,897,945	—	—
Diversified Financial Services	2,990,906	—	—
Electrical Equipment	1,496,757	—	—
Electronic Equipment, Instruments & Components	6,669,618	—	—
Energy Equipment & Services	15,519,448	—	—
Food & Staples Retailing	10,563,177	—	—
Food Products	7,490,850	674,373	—
Health Care Equipment & Supplies	9,765,576	—	—

Health Care Providers & Services	12,530,598	—	—
Health Care Technology	1,169,763	—	—
Hotels, Restaurants & Leisure	12,580,812	—	—
Household Products	1,377,126	—	—
Industrial Conglomerates	9,887,758	—	—
Insurance	314,972	—	—
Internet & Catalog Retail	4,877,421	—	—
Internet Software & Services	20,444,269	—	—
IT Services	23,684,619	—	—
Life Sciences Tools & Services	6,016,458	—	—
Machinery	1,049,010	—	—
Media	12,268,112	—	—
Multiline Retail	384,967	—	—
Oil, Gas & Consumable Fuels	3,891,082	—	—
Personal Products	5,323,797	—	—
Pharmaceuticals	8,836,661	—	—
Professional Services	611,778	—	—
Real Estate Investment Trusts (REITs)	3,311,295	—	—
Real Estate Management & Development	276,243	—	—
Road & Rail	1,987,855	—	—
Semiconductors & Semiconductor Equipment	1,134,378	—	—
Software	15,288,557	—	—
Specialty Retail	7,671,152	—	—
Technology Hardware, Storage & Peripherals	11,971,116	—	—
Textiles, Apparel & Luxury Goods	6,042,048	856,018	—
Tobacco	784,623	—	—
Trading Companies & Distributors	3,661,706	—	—
Affiliated Money Market Mutual Fund	19,852,348	—	—

Total	$308,894,508	$2,355,234	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 4.6%
Boeing Co. (The)	37,370	$4,667,887
Embraer SA (Brazil), ADR	9,600	370,944
Hexcel Corp.*	67,060	2,809,143
Lockheed Martin Corp.	7,700	1,467,389
Northrop Grumman Corp.	31,500	4,345,740

		13,661,103

Auto Components — 0.7%
Johnson Controls, Inc.	43,800	2,069,550

Automobiles — 1.8%
Ford Motor Co.	172,900	2,436,161
General Motors Co.	57,800	1,814,920
Honda Motor Co. Ltd. (Japan)	30,500	979,660

		5,230,741

Banks — 11.3%
Bank of America Corp.	331,386	5,686,584
CIT Group, Inc.	69,225	3,387,179
Citigroup, Inc.	112,893	6,043,162
Citizens Financial Group, Inc.	67,400	1,591,988
Fifth Third Bancorp	97,120	1,941,429
JPMorgan Chase & Co.	121,300	7,336,224
PNC Financial Services Group, Inc. (The)	25,700	2,220,223
Wells Fargo & Co.	97,443	5,173,249

		33,380,038

Beverages — 1.1%
Molson Coors Brewing Co. (Class B Stock)	19,200	1,428,096
PepsiCo, Inc.	19,550	1,880,123

		3,308,219

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	23,500	909,920
Goldman Sachs Group, Inc. (The)	9,900	1,880,901
Morgan Stanley	104,960	3,668,352
State Street Corp.	19,900	1,501,654

		7,960,827

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	33,115	2,289,902
Eastman Chemical Co.	13,700	1,106,686
Praxair, Inc.	27,065	3,409,920

		6,806,508

Communications Equipment — 1.1%
Cisco Systems, Inc.	91,200	2,231,664
Telefonaktiebolaget LM Ericsson (Sweden)(a)	76,900	910,496

		3,142,160

Consumer Finance — 2.3%
Capital One Financial Corp.	51,900	4,295,763
Navient Corp.	129,200	2,555,576

		6,851,339

Diversified Financial Services — 1.0%
CME Group, Inc.	34,990	2,932,512

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	52,500	1,829,100
Verizon Communications, Inc.	46,700	2,346,675

		4,175,775

Electric Utilities — 1.9%
American Electric Power Co., Inc.	40,300	2,351,102
PPL Corp.	71,000	2,484,290
Southern Co. (The)	14,400	667,584

		5,502,976

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	135,400	2,766,222

Energy Equipment & Services — 1.1%
National Oilwell Varco, Inc.	46,115	3,349,794

Food & Staples Retailing — 2.8%
CVS Health Corp.	53,280	4,571,957
Kroger Co. (The)	24,700	1,376,037
Wal-Mart Stores, Inc.	31,100	2,371,997

		8,319,991

Food Products — 0.8%
ConAgra Foods, Inc.	36,100	1,240,035
Kellogg Co.	10,700	684,372
Mondelez International, Inc. (Class A Stock)	12,200	430,172

		2,354,579

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	62,000	2,702,580
Medtronic, Inc.	53,500	3,646,560
Zimmer Holdings, Inc.	8,800	978,912

		7,328,052

Health Care Providers & Services — 4.3%
Cigna Corp.	13,524	1,346,585
Humana, Inc.	8,700	1,207,995
UnitedHealth Group, Inc.	75,325	7,156,628
WellPoint, Inc.	23,200	2,939,208

		12,650,416

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	6,700	627,991

Household Durables — 0.4%
Whirlpool Corp.	7,300	1,255,965

Independent Power & Renewable Electricity Producers — 0.5%
Calpine Corp.*	6,700	152,894
NRG Energy, Inc.	38,600	1,157,228

		1,310,122

Industrial Conglomerates — 1.0%
General Electric Co.	116,000	2,993,960

Insurance — 8.2%
Allstate Corp. (The)	85,800	5,564,130
American International Group, Inc.	141,090	7,558,191
Marsh & McLennan Cos., Inc.	67,715	3,681,665
MetLife, Inc.	86,960	4,716,710
Travelers Cos., Inc. (The)	11,600	1,169,280
Unum Group	47,400	1,586,004

		24,275,980

IT Services — 1.2%
International Business Machines Corp.	7,200	1,183,680
Xerox Corp.	174,900	2,322,672

		3,506,352

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	71,075	3,929,026

Machinery — 3.1%
CNH Industrial NV (United Kingdom)(a)	52,800	430,320
Cummins, Inc.	14,700	2,148,846
Deere & Co.(a)	11,500	983,710
Ingersoll-Rand PLC	55,885	3,499,519
PACCAR, Inc.	18,100	1,182,292
Stanley Black & Decker, Inc.	10,500	983,220

		9,227,907

Media — 1.2%
Comcast Corp. (Special Class A Stock)(a)	27,600	1,521,864
Interpublic Group of Cos., Inc. (The)	47,300	917,147
Time Warner Cable, Inc.	6,300	927,423

		3,366,434

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	32,900	937,650

Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	95,100	3,928,581

Multiline Retail — 1.5%
Macy’s, Inc.	37,400	2,162,468
Target Corp.	37,100	2,293,522

		4,455,990

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	19,400	2,327,030
ConocoPhillips	29,300	2,113,995
Devon Energy Corp.	15,500	930,000
Exxon Mobil Corp.	11,000	1,063,810
HollyFrontier Corp.	36,265	1,645,706
Marathon Oil Corp.	100,800	3,568,320
Murphy Oil Corp.	64,700	3,454,333
Occidental Petroleum Corp.	36,135	3,213,485
Royal Dutch Shell PLC (Netherlands), ADR	69,819	5,012,306
Total SA (France), ADR	33,500	2,006,315

		25,335,300

Paper & Forest Products — 1.6%
International Paper Co.	91,275	4,620,340

Pharmaceuticals — 7.1%
AbbVie, Inc.	49,720	3,155,231
Eli Lilly & Co.	42,600	2,825,658
GlaxoSmithKline PLC (United Kingdom)	69,700	3,170,653
Johnson & Johnson	22,200	2,392,716
Merck & Co., Inc.	44,500	2,578,330
Pfizer, Inc.	69,600	2,084,520
Sanofi (France), ADR	50,300	2,325,872
Teva Pharmaceutical Industries Ltd. (Israel), ADR	41,600	2,349,152

		20,882,132

Professional Services — 0.1%
ManpowerGroup, Inc.	5,300	353,775

Road & Rail — 0.4%
Norfolk Southern Corp.	11,300	1,250,232

Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.	147,880	3,266,669
Intel Corp.	82,900	2,819,429
Texas Instruments, Inc.	86,810	4,310,985

		10,397,083

Software — 5.6%
CA, Inc.	63,958	1,858,619
Check Point Software Technologies Ltd. (Israel)*(a)	37,090	2,753,933
Microsoft Corp.	170,385	7,999,576
Oracle Corp.	68,400	2,671,020
Symantec Corp.	47,900	1,188,878

		16,472,026

Specialty Retail — 0.3%
Bed Bath & Beyond, Inc.*	14,400	969,696

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	71,930	7,768,440
Hewlett-Packard Co.	129,431	4,643,984
Seagate Technology PLC	43,740	2,748,184

		15,160,608

Tobacco — 0.6%
Altria Group, Inc.	25,500	1,232,670
Philip Morris International, Inc.	5,500	489,555

		1,722,225

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR	82,700	2,747,294

TOTAL LONG-TERM INVESTMENTS (cost $213,317,410)		291,517,471

SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,837,721; includes $4,481,227 of cash collateral for securities on loan)(b)(w)	7,837,721	7,837,721

TOTAL INVESTMENTS — 101.3% (cost $221,155,131)(p)		299,355,192
Liabilities in excess of other assets — (1.3)%		(3,721,320)

NET ASSETS — 100.0%		$295,633,872

See the Glossary for abbreviation used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,426,923; cash collateral of $4,481,227 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$225,728,898
Appreciation	81,611,460
Depreciation	(7,985,166)

Net Unrealized Appreciation	$73,626,294

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,661,103	$—	$—
Auto Components	2,069,550	—	—
Automobiles	5,230,741	—	—
Banks	33,380,038	—	—
Beverages	3,308,219	—	—
Capital Markets	7,960,827	—	—
Chemicals	6,806,508	—	—
Communications Equipment	3,142,160	—	—
Consumer Finance	6,851,339	—	—
Diversified Financial Services	2,932,512	—	—
Diversified Telecommunication Services	4,175,775	—	—
Electric Utilities	5,502,976	—	—
Electronic Equipment, Instruments & Components	2,766,222	—	—
Energy Equipment & Services	3,349,794	—	—
Food & Staples Retailing	8,319,991	—	—
Food Products	2,354,579	—	—
Health Care Equipment & Supplies	7,328,052	—	—
Health Care Providers & Services	12,650,416	—	—
Hotels, Restaurants & Leisure	627,991	—	—
Household Durables	1,255,965	—	—
Independent Power & Renewable Electricity Producers	1,310,122	—	—
Industrial Conglomerates	2,993,960	—	—
Insurance	24,275,980	—	—
IT Services	3,506,352	—	—
Life Sciences Tools & Services	3,929,026	—	—
Machinery	9,227,907	—	—
Media	3,366,434	—	—
Metals & Mining	937,650	—	—
Multi-Utilities	3,928,581	—	—
Multiline Retail	4,455,990	—	—
Oil, Gas & Consumable Fuels	25,335,300	—	—
Paper & Forest Products	4,620,340	—	—
Pharmaceuticals	20,882,132	—	—

Professional Services	353,775	—	—
Road & Rail	1,250,232	—	—
Semiconductors & Semiconductor Equipment	10,397,083	—	—
Software	16,472,026	—	—
Specialty Retail	969,696	—	—
Technology Hardware, Storage & Peripherals	15,160,608	—	—
Tobacco	1,722,225	—	—
Wireless Telecommunication Services	2,747,294	—	—
Affiliated Money Market Mutual Fund	7,837,721	—	—

Total	$299,355,192	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.5%
Aerospace & Defense — 1.4%
Astronics Corp.*	11,884	$ 615,710
Hexcel Corp.*	35,450	1,485,001

		2,100,711

Airlines — 2.2%
JetBlue Airways Corp.*(a)	118,274	1,364,882
Spirit Airlines, Inc.*	26,212	1,916,359

		3,281,241

Banks — 5.3%
Bank of the Ozarks, Inc.	40,806	1,438,003
CoBiz Financial, Inc.	46,292	556,430
ConnectOne Bancorp, Inc.	17,580	325,230
Customers Bancorp, Inc.*	16,995	324,605
FCB Financial Holdings, Inc. (Class A Stock)(a)	28,970	664,861
First NBC Bank Holding Co.*	23,300	855,809
Opus Bank*	34,560	908,928
Pacific Premier Bancorp, Inc.*	19,452	314,928
PacWest Bancorp	14,532	619,935
Square 1 Financial, Inc.*	25,077	498,782
Talmer Bancorp, Inc. (Class A Stock)	38,957	544,619
UMB Financial Corp.	13,500	804,330

		7,856,460

Biotechnology — 10.4%
Acorda Therapeutics, Inc.*(a)	26,615	926,734
Adamas Pharmaceuticals, Inc.*	10,500	159,915
Akebia Therapeutics, Inc.*(a)	14,858	192,560
Alnylam Pharmaceuticals, Inc.*	12,496	1,158,879
Anacor Pharmaceuticals, Inc.*	18,546	545,438
Auspex Pharmaceuticals, Inc.*	6,530	176,963
Bluebird Bio, Inc.*(a)	18,670	783,953
Cepheid, Inc.*(a)	19,681	1,043,290
Chimerix, Inc.*(a)	12,085	375,118
CTI BioPharma Corp.*(a)	158,902	387,721
Cubist Pharmaceuticals, Inc.*(a)	5,742	415,089
Enanta Pharmaceuticals, Inc.*(a)	7,507	322,801
Epizyme, Inc.*(a)	21,500	570,395
Heron Therapeutics, Inc.*	26,230	231,349
Intrexon Corp.*(a)	25,480	568,714
Isis Pharmaceuticals, Inc.*(a)	27,180	1,251,911
Keryx Biopharmaceuticals, Inc.*(a)	21,797	367,279
MacroGenics, Inc.*	14,700	312,963
Neurocrine Biosciences, Inc.*	24,316	450,332
NPS Pharmaceuticals, Inc.*	32,335	885,979
Ophthotech Corp.*(a)	17,348	723,759
OvaScience, Inc.*(a)	14,050	274,396
Portola Pharmaceuticals, Inc.*(a)	30,458	868,053
Puma Biotechnology, Inc.*(a)	3,194	800,416
Receptos, Inc.*	9,963	1,032,665
Seattle Genetics, Inc.*(a)	9,295	340,848
Ultragenyx Pharmaceutical, Inc.*(a)	3,320	156,073

		15,323,593

Building Products — 2.4%
Apogee Enterprises, Inc.	24,823	1,089,729
PGT, Inc.*	36,192	340,386
Trex Co., Inc.*(a)	49,275	2,118,825

		3,548,940

Capital Markets — 2.2%
Evercore Partners, Inc. (Class A Stock)	9,120	472,143
Fortress Investment Group LLC (Class A Stock)	78,365	589,305
FXCM, Inc. (Class A Stock)(a)	32,259	530,983
Greenhill & Co., Inc.(a)	6,460	290,700
Moelis & Co. (Class A Stock)	9,640	329,302
Stifel Financial Corp.*	22,676	1,077,337

		3,289,770

Chemicals — 2.9%
Chemtura Corp.*	10,422	242,728
Huntsman Corp.	47,249	1,152,876
PolyOne Corp.	29,731	1,100,344
Quaker Chemical Corp.	20,657	1,695,527

		4,191,475

Commercial Services & Supplies — 1.3%
ARC Document Solutions, Inc.*	29,300	297,395
Knoll, Inc.	15,430	306,903
Waste Connections, Inc.	26,255	1,310,124

		1,914,422

Communications Equipment — 1.2%
Applied Optoelectronics, Inc.*	22,480	362,827
Aruba Networks, Inc.*(a)	16,713	360,667
Palo Alto Networks, Inc.*	10,180	1,076,026

		1,799,520

Construction & Engineering — 1.9%
EMCOR Group, Inc.	11,206	494,521
Northwest Pipe Co.*	22,325	798,788
Primoris Services Corp.	20,090	576,985
Tutor Perini Corp.*	32,828	919,512

		2,789,806

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	10,551	1,233,623

Consumer Finance — 0.3%
Portfolio Recovery Associates, Inc.*	5,770	364,953

Diversified Consumer Services — 0.7%
Chegg, Inc.*(a)	37,410	248,776
Grand Canyon Education, Inc.*	8,810	421,999
Sotheby’s(a)	8,463	335,643

		1,006,418

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	73,687	579,180
ORBCOMM, Inc.*	43,710	276,247
Vonage Holdings Corp.*	50,890	177,097

		1,032,524

Electrical Equipment — 1.0%
Acuity Brands, Inc.	4,530	631,618
Enphase Energy, Inc.	19,460	292,289
Thermon Group Holdings, Inc.*	24,525	597,674

		1,521,581

Electronic Equipment, Instruments & Components — 3.2%
Coherent, Inc.*	13,700	892,555
FARO Technologies, Inc.*	21,548	1,206,688
InvenSense, Inc.*(a)	16,029	259,830
IPG Photonics Corp.*	26,761	1,964,525
Methode Electronics, Inc.	10,880	428,454

		4,752,052

Energy Equipment & Services — 0.4%
Geospace Technologies Corp.*	16,751	515,763

Food & Staples Retailing — 1.2%
Fresh Market, Inc. (The)*(a)	14,791	542,978
Natural Grocers by Vitamin Cottage, Inc.*	29,301	530,641
United Natural Foods, Inc.*	10,130	689,042

		1,762,661

Food Products — 1.7%
Inventure Foods, Inc.*	16,480	218,195
Pinnacle Foods, Inc.	15,457	522,447
Whitewave Foods Co. (The) (Class A Stock)*	46,130	1,717,420

		2,458,062

Health Care Equipment & Supplies — 4.7%
Abaxis, Inc.	5,780	304,375
Align Technology, Inc.*	6,767	356,079
AtriCure, Inc.*	14,820	258,461
Cooper Cos., Inc. (The)	5,280	865,392
Cyberonics, Inc.*	7,431	390,127
Endologix, Inc.*	30,581	348,623
Inogen, Inc.*	20,790	490,852
K2M Group Holdings, Inc.*	33,777	543,810
LDR Holding Corp.*	21,796	750,654
Natus Medical, Inc.*	17,156	583,304
Sientra, Inc.*	4,650	82,770
Sirona Dental Systems, Inc.*	9,421	740,020
Spectranetics Corp. (The)*	26,445	840,158
Thoratec Corp.*	13,816	375,519

		6,930,144

Health Care Providers & Services — 5.5%
AAC Holdings, Inc.	1,570	34,195
Acadia Healthcare Co., Inc.*(a)	30,160	1,871,428
Air Methods Corp.*(a)	16,366	772,966
Centene Corp.*	17,072	1,582,062
MWI Veterinary Supply, Inc.*	13,890	2,356,508
Team Health Holdings, Inc.*	14,733	921,402
WellCare Health Plans, Inc.*	8,920	605,400

		8,143,961

Health Care Technology — 1.2%
HMS Holdings Corp.*	18,187	422,484
Icad, Inc.*	11,830	133,088
MedAssets, Inc.*	36,846	798,084
Medidata Solutions, Inc.*	10,307	464,949

		1,818,605

Hotels, Restaurants & Leisure — 3.9%
Belmond Ltd. (Class A Stock)*	97,591	1,118,393
Buffalo Wild Wings, Inc.*(a)	4,405	657,578
Chuy’s Holdings, Inc.*	38,303	1,145,643
Dave & Buster’s Entertainment, Inc.	7,362	144,737
Diversified Restaurant Holdings, Inc.*	41,843	216,747
Jack in the Box, Inc.	12,945	919,613

Multimedia Games Holding Co., Inc.*	7,512	262,169
Red Robin Gourmet Burgers, Inc.*	13,990	769,030
Scientific Games Corp. (Class A Stock)*(a)	39,530	465,268

		5,699,178

Household Durables — 1.2%
Universal Electronics, Inc.*	30,366	1,727,522

Insurance — 1.1%
AmTrust Financial Services, Inc.	23,761	1,066,156
Enstar Group Ltd.*	3,358	497,219

		1,563,375

Internet & Catalog Retail — 1.2%
HomeAway, Inc.*	52,221	1,822,513

Internet Software & Services — 2.8%
ChannelAdvisor Corp.*(a)	18,220	253,076
Cornerstone OnDemand, Inc.*(a)	23,757	861,666
Demandware, Inc.*(a)	15,476	927,786
E2open, Inc.*	32,994	192,685
Everyday Health, Inc.*(a)	14,917	203,915
SciQuest, Inc.*	19,181	285,989
Trulia, Inc.*	18,248	851,269
WebMD Health Corp.*(a)	13,120	559,962

		4,136,348

IT Services — 0.6%
EPAM Systems, Inc.*	19,442	928,161

Leisure Products — 0.8%
Black Diamond, Inc.*(a)	29,599	229,688
Brunswick Corp.	13,950	652,860
Malibu Boats, Inc. (Class A Stock)*	15,540	289,977

		1,172,525

Life Sciences Tools & Services — 0.5%
NanoString Technologies, Inc.*(a)	21,103	224,747
PAREXEL International Corp.*	10,354	562,326

		787,073

Machinery — 3.4%
Adept Technology, Inc.*(a)	16,080	113,846
Chart Industries, Inc.*	7,969	370,957
Colfax Corp.*	16,723	909,397
Manitowoc Co., Inc. (The)	31,303	652,355
NN, Inc.	8,733	218,325
Proto Labs, Inc.*	13,706	895,961
Tennant Co.	6,270	462,287
WABCO Holdings, Inc.*	6,044	588,565
Woodward, Inc.	14,586	746,949

		4,958,642

Metals & Mining — 1.0%
RTI International Metals, Inc.*	33,861	797,427
TimkenSteel Corp.	11,030	447,597
U.S. Silica Holdings, Inc.(a)	6,360	285,564

		1,530,588

Oil, Gas & Consumable Fuels — 3.2%
Diamondback Energy, Inc.*	14,759	1,010,106
Gulfport Energy Corp.*	22,239	1,115,953
Magnum Hunter Resources Corp.*(a)	67,349	312,499
Penn Virginia Corp.*(a)	44,590	382,136

Rice Energy, Inc.*	43,250	1,143,098
RSP Permian, Inc.*(a)	17,480	427,736
Sanchez Energy Corp.*(a)	22,162	378,305

		4,769,833

Pharmaceuticals — 1.6%
ANI Pharmaceuticals, Inc.*	6,710	227,871
Depomed, Inc.*(a)	40,730	627,242
Horizon Pharma PLC(a)	29,106	376,632
Marinus Pharmaceuticals, Inc.*	9,250	69,375
Pacira Pharmaceuticals, Inc.*(a)	5,151	478,116
Theravance Biopharma, Inc. (Cayman Islands)*(a)	9,309	170,355
ZS Pharma, Inc.*(a)	10,830	407,424

		2,357,015

Professional Services — 1.4%
Advisory Board Co. (The)*(a)	8,688	466,285
Kforce, Inc.	40,101	928,338
Korn/Ferry International*	12,550	350,521
Paylocity Holding Corp.*(a)	13,475	330,138

		2,075,282

Real Estate Investment Trusts (REITs) — 1.0%
Geo Group, Inc. (The)	27,953	1,116,443
Two Harbors Investment Corp.	34,835	352,878

		1,469,321

Road & Rail — 1.2%
Landstar System, Inc.	13,052	965,978
Quality Distribution, Inc.*	32,010	414,850
Roadrunner Transportation Systems, Inc.*	19,492	401,730

		1,782,558

Semiconductors & Semiconductor Equipment — 4.2%
Cavium, Inc.*	40,375	2,071,641
Inphi Corp.*	21,972	340,127
Kulicke & Soffa Industries, Inc. (Singapore)*	29,781	429,442
Microsemi Corp.*	36,986	964,225
PDF Solutions, Inc.*	15,682	203,396
Pixelworks, Inc.*(a)	45,280	204,666
RF Micro Devices, Inc.*(a)	37,827	492,129
Teradyne, Inc.	25,970	477,848
Veeco Instruments, Inc.*	29,557	1,063,756

		6,247,230

Software — 8.7%
Aspen Technology, Inc.*	23,976	885,434
CommVault Systems, Inc.*	8,017	355,474
Fortinet, Inc.*	30,989	807,263
Glu Mobile, Inc.*(a)	131,095	507,338
Guidewire Software, Inc.*(a)	22,409	1,119,105
Imperva, Inc.*	52,426	2,147,893
Manhattan Associates, Inc.*(a)	7,193	288,511
MicroStrategy, Inc. (Class A Stock)*	3,970	638,694
Proofpoint, Inc.*(a)	25,870	1,139,315
PTC, Inc.*	15,497	591,211
QLIK Technologies, Inc.*	32,352	917,179
Qualys, Inc.*	27,653	887,108
Tableau Software, Inc. (Class A Stock)*(a)	7,123	588,289
Ultimate Software Group, Inc. (The)*	11,373	1,711,750
Varonis Systems, Inc.*(a)	12,146	236,604

		12,821,168

Specialty Retail — 4.1%
Christopher & Banks Corp.*	50,143	327,434
Five Below, Inc.*(a)	8,265	329,526
Genesco, Inc.*	35,604	2,730,471
MarineMax, Inc.*	30,202	578,972
Tilly’s, Inc. (Class A Stock)*	37,767	268,901
Vitamin Shoppe, Inc.*	39,009	1,830,692

		6,065,996

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*	9,260	809,879
Kate Spade & Co.*	10,420	282,695
Sequential Brands Group, Inc.*(a)	35,170	441,032
Steven Madden Ltd.*	24,439	766,163
Vince Holding Corp.*	17,977	630,094

		2,929,863

Thrifts & Mortgage Finance — 1.0%
Home Loan Servicing Solutions Ltd.	41,869	804,303
MGIC Investment Corp.*(a)	75,630	674,620

		1,478,923

Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.	18,079	675,974
WESCO International, Inc.*(a)	9,750	803,497

		1,479,471

TOTAL COMMON STOCKS (cost $114,010,895)		145,438,870

WARRANTS*(l)

	Units
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16 (cost $—)(a)	8,265	3,017

TOTAL LONG-TERM INVESTMENTS (cost $114,010,895)		145,441,887

	Shares
SHORT-TERM INVESTMENT — 15.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,927,458; includes $20,045,010 of cash collateral for securities on loan)(b)(w)	22,927,458	22,927,458

TOTAL INVESTMENTS — 114.0% (cost $136,938,353)(p)		168,369,345
Liabilities in excess of other assets — (14.0)%		(20,647,575)

NET ASSETS — 100.0%		$147,721,770

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,935,059; cash collateral of $20,045,010 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2014.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$137,531,231

Appreciation	36,134,046
Depreciation	(5,295,932)

Net Unrealized Appreciation	$30,838,114

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,100,711	$—	$—
Airlines	3,281,241	—	—
Banks	7,856,460	—	—
Biotechnology	15,323,593	—	—
Building Products	3,548,940	—	—
Capital Markets	3,289,770	—	—
Chemicals	4,191,475	—	—
Commercial Services & Supplies	1,914,422	—	—
Communications Equipment	1,799,520	—	—
Construction & Engineering	2,789,806	—	—
Construction Materials	1,233,623	—	—
Consumer Finance	364,953	—	—
Diversified Consumer Services	1,006,418	—	—
Diversified Telecommunication Services	1,032,524	—	—
Electrical Equipment	1,521,581	—	—
Electronic Equipment, Instruments & Components	4,752,052	—	—
Energy Equipment & Services	515,763	—	—
Food & Staples Retailing	1,762,661	—	—
Food Products	2,458,062	—	—
Health Care Equipment & Supplies	6,930,144	—	—
Health Care Providers & Services	8,143,961	—	—
Health Care Technology	1,818,605	—	—
Hotels, Restaurants & Leisure	5,699,178	—	—
Household Durables	1,727,522	—	—
Insurance	1,563,375	—	—
Internet & Catalog Retail	1,822,513	—	—
Internet Software & Services	4,136,348	—	—

IT Services	928,161	—	—
Leisure Products	1,172,525	—	—
Life Sciences Tools & Services	787,073	—	—
Machinery	4,958,642	—	—
Metals & Mining	1,530,588	—	—
Oil, Gas & Consumable Fuels	4,769,833	—	—
Pharmaceuticals	2,357,015	—	—
Professional Services	2,075,282	—	—
Real Estate Investment Trusts (REITs)	1,469,321	—	—
Road & Rail	1,782,558	—	—
Semiconductors & Semiconductor Equipment	6,247,230	—	—
Software	12,821,168	—	—
Specialty Retail	6,065,996	—	—
Textiles, Apparel & Luxury Goods	2,929,863	—	—
Thrifts & Mortgage Finance	1,478,923	—	—
Trading Companies & Distributors	1,479,471	—	—
Warrants
Oil, Gas & Consumable Fuels	—	3,017	—
Affiliated Money Market Mutual Fund	22,927,458	—	—

Total	$168,366,328	$3,017	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 95.7%
Aerospace & Defense — 3.4%
AAR Corp.	262,550	$6,957,575
Alliant Techsystems, Inc.	32,100	3,754,416
Curtiss-Wright Corp.	54,098	3,744,123
Elbit Systems Ltd. (Israel)	68,552	4,155,622
Engility Holdings, Inc.*	23,100	997,920
Esterline Technologies Corp.*	73,675	8,628,079
Hexcel Corp.*	286,022	11,981,462
Huntington Ingalls Industries, Inc.	12,592	1,332,485
Moog, Inc. (Class A Stock)*	113,416	8,680,861
Orbital Sciences Corp.*	75,803	1,993,619
Teledyne Technologies, Inc.*	91,602	9,492,715
Triumph Group, Inc.	131,175	9,133,715

		70,852,592

Air Freight & Logistics
Park-Ohio Holdings Corp.	4,500	238,995

Airlines — 0.5%
Alaska Air Group, Inc.	29,508	1,570,711
Hawaiian Holdings, Inc.*(a)	222,203	3,853,000
JetBlue Airways Corp.*(a)	240,965	2,780,736
Republic Airways Holdings, Inc.*	58,700	734,924
SkyWest, Inc.	103,717	1,194,820

		10,134,191

Auto Components — 0.8%
Cooper Tire & Rubber Co.	131,743	4,243,442
Dana Holding Corp.	232,600	4,758,996
Lear Corp.	8,773	811,503
Modine Manufacturing Co.*	105,971	1,359,608
Stoneridge, Inc.*	54,700	710,553
Tenneco, Inc.*	58,100	3,042,116
Tower International, Inc.*	47,171	1,146,255

		16,072,473

Automobiles — 0.2%
Thor Industries, Inc.	80,000	4,231,200

Banks — 9.0%
1st Source Corp.	2,390	74,783
Ameris Bancorp	10,600	262,880
Associated Banc-Corp.	68,120	1,280,656
Banco Latinoamericano de Comercio Exterior SA (Panama)	7,100	238,844
Bank of Kentucky Financial Corp. (The)	1,900	89,129
Bank of Marin Bancorp	2,600	129,792
BankUnited, Inc.	92,102	2,753,850
Banner Corp.	33,506	1,448,129
BBCN Bancorp, Inc.	10,400	147,056
BNC Bancorp	3,000	51,030
Boston Private Financial Holdings, Inc.	438,769	5,769,812
Capital Bank Financial Corp. (Class A Stock)*	213,825	5,535,929
Cardinal Financial Corp.	65,871	1,264,723
Cascade Bancorp*	18,100	92,491
Cathay General Bancorp	93,462	2,468,331
Chemical Financial Corp.	4,300	128,054
Citizens & Northern Corp.	4,200	83,580
City Holding Co.	8,200	368,918
Columbia Banking System, Inc.	4,543	126,205
Community Trust Bancorp, Inc.	8,250	296,588

CommunityOne Bancorp*	6,800	72,352
ConnectOne Bancorp, Inc.	5,400	99,900
Customers Bancorp, Inc.*	115,348	2,203,147
CVB Financial Corp.	51,600	814,248
Eagle Bancorp, Inc.*	69,139	2,484,164
East West Bancorp, Inc.	7,971	293,014
Enterprise Financial Services Corp.	16,700	314,795
Fidelity Southern Corp.	16,008	245,723
Financial Institutions, Inc.	8,700	218,718
First BanCorp (Puerto Rico)*	88,600	461,606
First Bancorp (United States)	3,300	59,796
First Busey Corp.	8,500	53,125
First Business Financial Services, Inc.	2,100	98,553
First Citizens BancShares, Inc. (Class A Stock)	900	226,089
First Commonwealth Financial Corp.	67,900	634,865
First Community Bancshares, Inc.	12,700	207,899
First Financial Bancorp	12,500	219,250
First Financial Corp.	2,800	97,104
First Horizon National Corp.	175,991	2,263,244
First Interstate Bancsystem, Inc.	262,963	7,715,334
First Merchants Corp.	73,931	1,674,537
First Midwest Bancorp, Inc.	301,022	5,054,159
First NBC Bank Holding Co.	106,704	3,919,238
First Niagara Financial Group, Inc.	403,700	3,023,713
First of Long Island Corp. (The)	2,400	63,216
FirstMerit Corp.	899,073	16,497,990
Flushing Financial Corp.	8,500	171,190
Fulton Financial Corp.	373,400	4,435,992
German American Bancorp, Inc.	1,900	56,753
Great Southern Bancorp, Inc.	5,500	209,055
Hampton Roads Bankshares, Inc.*	11,200	19,488
Hancock Holding Co.	85,046	2,992,769
Hanmi Financial Corp.	78,812	1,690,517
Heritage Financial Corp.	6,700	117,585
Horizon Bancorp	6,350	163,322
IBERIABANK Corp.	23,671	1,629,985
Independent Bank Corp.	8,000	326,400
International Bancshares Corp.	76,908	2,181,880
Investors Bancorp, Inc.	219,086	2,355,174
MainSource Financial Group, Inc.	12,700	231,013
MB Financial, Inc.	90,737	2,862,752
National Penn Bancshares, Inc.	662,469	6,816,806
NBT Bancorp, Inc.	18,802	482,835
OFG Bancorp (Puerto Rico)	129,786	2,020,768
Old National Bancorp	319,700	4,651,635
PacWest Bancorp	77,461	3,304,486
Park Sterling Corp.	12,900	98,814
Peoples Bancorp, Inc.	7,500	184,875
Peoples Financial Services Corp.(a)	13,400	672,278
Pinnacle Financial Partners, Inc.	37,300	1,462,160
Popular, Inc. (Puerto Rico)*	42,777	1,363,731
Preferred Bank	14,900	396,042
PrivateBancorp, Inc.	117,489	3,797,244
Prosperity Bancshares, Inc.	130,625	7,888,444
Republic Bancorp, Inc. (Class A Stock)	4,151	100,662
Sierra Bancorp	6,900	118,404
Simmons First National Corp. (Class A Stock)	3,100	130,169
South State Corp.	3,686	222,303
Southwest Bancorp, Inc.	31,700	571,551
Sterling Bancorp	186,287	2,619,195
Stock Yards Bancorp, Inc.	2,800	93,184
Susquehanna Bancshares, Inc.	22,765	223,325

Synovus Financial Corp.	45,480	1,153,373
TCF Financial Corp.	175,605	2,713,097
Tompkins Financial Corp.	2,600	130,520
Tristate Capital Holdings, Inc.*	13,900	135,525
Trustmark Corp.	361,315	8,790,794
UMB Financial Corp.	17,700	1,054,566
Umpqua Holdings Corp.	355,948	6,264,685
Union Bankshares Corp.	297,798	6,694,499
United Bankshares, Inc.(a)	135,221	4,635,376
United Community Banks, Inc.	85,700	1,545,171
Webster Financial Corp.	563,343	17,655,170
WesBanco, Inc.	29,200	1,006,232
West Bancorporation, Inc.	9,200	152,536
Western Alliance Bancorp*	85,122	2,265,948
Wilshire Bancorp, Inc.	91,200	902,880
Wintrust Financial Corp.	62,211	2,881,614
Yadkin Financial Corp.*	6,300	122,283
Zions Bancorporation	38,401	1,112,477

		187,506,091

Biotechnology — 0.4%
AMAG Pharmaceuticals, Inc.*	63,325	2,090,358
Applied Genetic Technologies Corp.*	3,300	66,330
Ardelyx, Inc.*(a)	8,900	195,177
Auspex Pharmaceuticals, Inc.*	900	24,390
Cara Therapeutics, Inc.*	10,300	92,803
Celldex Therapeutics, Inc.*(a)	17,000	284,750
Dicerna Pharmaceuticals, Inc.*	9,200	86,204
Kite Pharma, Inc.*(a)	3,900	144,261
Myriad Genetics, Inc.*(a)	23,287	919,604
PDL BioPharma, Inc.(a)	174,237	1,486,241
Sage Therapeutics, Inc.*	10,800	422,496
Ultragenyx Pharmaceutical, Inc.*(a)	6,600	310,266
United Therapeutics Corp.*	10,441	1,367,458
XOMA Corp.*	78,000	334,620
Zafgen, Inc.*(a)	3,700	78,810

		7,903,768

Building Products — 0.3%
American Woodmark Corp.*	14,597	597,163
Gibraltar Industries, Inc.*	6,800	103,700
Lennox International, Inc.	74,750	6,646,770

		7,347,633

Capital Markets — 2.2%
Apollo Investment Corp.(a)	84,623	698,140
Arlington Asset Investment Corp. (Class A Stock)(a)	93,624	2,563,425
BGC Partners, Inc. (Class A Stock)	41,700	353,616
Cowen Group, Inc. (Class A Stock)*	475,657	1,921,654
Eaton Vance Corp.	127,400	4,692,142
FBR & Co.*	52,689	1,271,913
Federated Investors, Inc. (Class B Stock)	44,840	1,402,147
Investment Technology Group, Inc.*	19,600	351,428
KCG Holdings, Inc. (Class A Stock)*	125,209	1,334,728
LPL Financial Holdings, Inc.	159,775	6,613,087
Manning & Napier, Inc.	12,700	201,168
New Mountain Finance Corp.(a)	73,013	1,071,831
Piper Jaffray Cos.*(a)	51,045	2,882,001
Raymond James Financial, Inc.	160,075	8,985,010
Stifel Financial Corp.*	129,344	6,145,133
TCP Capital Corp.(a)	264,525	4,467,827

THL Credit, Inc.	65,242	839,012

		45,794,262

Chemicals — 2.6%
Axiall Corp.	12,800	515,840
Cabot Corp.	186,500	8,659,195
Cytec Industries, Inc.	47,556	2,217,536
FutureFuel Corp.	1,900	25,308
Hawkins, Inc.	1,200	46,212
Innophos Holdings, Inc.	108,083	6,160,731
Innospec, Inc.	2,100	84,777
Koppers Holdings, Inc.	3,100	122,388
Kraton Performance Polymers, Inc.*	1,600	28,624
Kronos Worldwide, Inc.	4,900	65,856
Methanex Corp. (Canada)(a)	66,100	3,922,374
Minerals Technologies, Inc.	13,900	1,066,269
Olin Corp.(a)	173,817	4,213,324
Rayonier Advanced Materials, Inc.(a)	137,600	3,925,728
Schulman (A.), Inc.	16,000	566,560
Scotts Miracle-Gro Co. (The) (Class A Stock)	81,640	4,836,353
Sensient Technologies Corp.	37,010	2,190,252
Taminco Corp.*(a)	256,575	6,642,727
Valspar Corp. (The)	120,200	9,875,632
Zep, Inc.	11,800	189,508

		55,355,194

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	45,300	1,252,092
ACCO Brands Corp.*	145,700	1,199,111
ARC Document Solutions, Inc.*	21,600	219,240
Brady Corp. (Class A Stock)	10,400	247,936
Cenveo, Inc.*(a)	113,800	259,464
Clean Harbors, Inc.*(a)	55,139	2,736,549
Ennis, Inc.	324,684	4,815,064
G&K Services, Inc. (Class A Stock)	32,863	2,072,669
Interface, Inc.	48,970	784,989
KAR Auction Services, Inc.	429,928	13,052,614
Kimball International, Inc. (Class B Stock)	67,500	1,213,650
Matthews International Corp. (Class A Stock)	56,854	2,619,832
Multi-Color Corp.	32,012	1,578,192
Pitney Bowes, Inc.	50,141	1,240,488
Quad/Graphics, Inc.	79,004	1,742,038
RR Donnelley & Sons Co.(a)	69,072	1,205,306
Steelcase, Inc. (Class A Stock)	31,600	559,952
Team, Inc.*	41,857	1,763,854
Tetra Tech, Inc.	99,086	2,656,496
UniFirst Corp.	53,185	5,933,319
United Stationers, Inc.	15,300	639,081
Viad Corp.	17,400	443,874
West Corp.(a)	168,751	5,400,032

		53,635,842

Communications Equipment — 0.8%
Alliance Fiber Optic Products, Inc.(a)	71,005	916,675
ARRIS Group, Inc.*	111,060	3,334,021
Brocade Communications Systems, Inc.	121,921	1,308,212
CommScope Holding Co., Inc.*	292,625	6,303,142
Echostar Corp. (Class A Stock)*	26,322	1,230,027
Ixia*	166,371	1,602,153
Polycom, Inc.*	139,784	1,828,375

		16,522,605

Construction & Engineering — 0.5%
Argan, Inc.	60,017	2,089,192
EMCOR Group, Inc.	86,629	3,822,938
MYR Group, Inc.*	58,479	1,516,945
Northwest Pipe Co.*	40,511	1,449,484
Orion Marine Group, Inc.*	105,442	1,155,644
Tutor Perini Corp.*	19,307	540,789

		10,574,992

Consumer Finance — 1.2%
Cash America International, Inc.	241,762	11,882,602
Credit Acceptance Corp.*	5,710	842,568
First Cash Financial Services, Inc.*	133,750	7,901,950
Green Dot Corp. (Class A Stock)*	85,800	2,050,620
Nelnet, Inc. (Class A Stock)	43,797	2,084,299
World Acceptance Corp.*	13,727	983,677

		25,745,716

Containers & Packaging — 1.8%
Berry Plastics Group, Inc.*	129,798	3,377,344
Graphic Packaging Holding Co.*	840,625	10,196,781
Greif, Inc. (Class A Stock)	12,717	560,311
Rock-Tenn Co. (Class A Stock)	88,700	4,537,005
Silgan Holdings, Inc.	299,611	14,728,877
Sonoco Products Co.	106,700	4,360,829

		37,761,147

Diversified Consumer Services — 0.8%
2U, Inc.*	8,700	158,340
Apollo Education Group, Inc. (Class A Stock)*	52,010	1,490,607
Chegg, Inc.*(a)	38,600	256,690
DeVry Education Group, Inc.	31,079	1,504,534
ITT Educational Services, Inc.*(a)	25,878	261,627
K12, Inc.*(a)	51,947	644,143
Lifelock, Inc.*	23,300	394,003
Regis Corp.	99,014	1,681,258
ServiceMaster Global Holdings, Inc.*	334,325	8,017,113
Strayer Education, Inc.*	26,116	1,911,430

		16,319,745

Diversified Financial Services — 0.1%
PHH Corp.*	77,256	1,830,195

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	54,121	1,836,867
IDT Corp. (Class B Stock)	5,000	82,400
Inteliquent, Inc.	180,769	3,042,342
Intelsat SA*(a)	33,500	651,910
Iridium Communications, Inc.*(a)	197,150	1,872,925

		7,486,444

Electric Utilities — 1.9%
Cleco Corp.	12,700	682,752
El Paso Electric Co.	171,747	6,498,906
Empire District Electric Co. (The)(a)	89,865	2,555,761
Great Plains Energy, Inc.	400,185	10,776,982
IDACORP, Inc.	97,180	6,144,691
MGE Energy, Inc.	6,100	271,267
Pinnacle West Capital Corp.	24,782	1,523,350
PNM Resources, Inc.	101,224	2,920,312
Portland General Electric Co.(a)	155,290	5,654,109
UIL Holdings Corp.	3,900	160,446

Unitil Corp.	5,300	184,652
Westar Energy, Inc.(a)	52,021	1,966,914

		39,340,142

Electrical Equipment — 2.0%
AZZ, Inc.	84,800	3,965,248
Babcock & Wilcox Co. (The)	150,923	4,316,398
EnerSys	239,539	15,043,049
Franklin Electric Co., Inc.	193,546	7,227,008
Generac Holdings, Inc.*(a)	23,496	1,065,309
General Cable Corp.	29,200	413,764
Regal-Beloit Corp.	85,387	6,059,915
Thermon Group Holdings, Inc.*	172,425	4,201,997

		42,292,688

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.*	21,400	1,216,804
AVX Corp.	294,700	4,255,468
Belden, Inc.	89,593	6,378,126
Benchmark Electronics, Inc.*	131,032	3,108,079
Checkpoint Systems, Inc.*	244,730	3,245,120
Coherent, Inc.*	118,517	7,721,383
FLIR Systems, Inc.	239,629	8,034,760
GSI Group, Inc.*	13,400	172,190
Insight Enterprises, Inc.*	98,761	2,246,813
Itron, Inc.*	100,636	3,917,759
Jabil Circuit, Inc.	63,199	1,324,019
Littelfuse, Inc.	159,497	15,557,337
OSI Systems, Inc.*	28,220	2,000,234
Plexus Corp.*	45,192	1,868,689
Rogers Corp.*	18,642	1,274,554
Sanmina Corp.*	373,293	9,358,455
ScanSource, Inc.*	3,100	118,358
Vishay Intertechnology, Inc.(a)	87,755	1,185,570
Zebra Technologies Corp. (Class A Stock)*	25,459	1,877,601

		74,861,319

Energy Equipment & Services — 2.6%
Atwood Oceanics, Inc.*	46,200	1,878,030
Basic Energy Services, Inc.*	11,500	148,350
Bristow Group, Inc.	207,058	15,301,586
C&J Energy Services, Inc.*	56,100	1,083,291
Core Laboratories NV	64,100	8,943,873
Dawson Geophysical Co.	8,000	135,920
Exterran Holdings, Inc.(a)	60,144	2,365,464
FMSA Holdings, Inc.*	13,100	160,999
Forum Energy Technologies, Inc.*	310,275	8,470,507
Helix Energy Solutions Group, Inc.*	32,300	860,472
ION Geophysical Corp.*	97,500	273,000
Key Energy Services, Inc.*	121,342	368,880
McDermott International, Inc.*	91,826	352,612
Nabors Industries Ltd.	67,029	1,196,468
Newpark Resources, Inc.*	418,636	4,785,009
Parker Drilling Co.*	74,500	330,780
Pioneer Energy Services Corp.*	104,526	959,549
Precision Drilling Corp. (Canada)	462,400	3,847,168
Superior Energy Services, Inc.	11,063	278,234
Tesco Corp.	5,600	106,624
Tidewater, Inc.	82,400	3,038,088
Willbros Group, Inc.*	23,300	136,771

		55,021,675

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	117,055	7,459,915
Casey’s General Stores, Inc.	20,636	1,689,469
Pantry, Inc. (The)*	103,342	2,663,124
Rite Aid Corp.*	279,400	1,466,850
Smart & Final Stores, Inc.*	24,500	361,375
SpartanNash Co.	23,200	519,912
SUPERVALU, Inc.*	41,700	359,871
United Natural Foods, Inc.*	51,995	3,536,700
Weis Markets, Inc.	103,200	4,606,848

		22,664,064

Food Products — 1.3%
Cal-Maine Foods, Inc.	63,100	5,539,549
Chiquita Brands International, Inc.*	78,800	1,137,084
Darling Ingredients, Inc.*	127,957	2,252,043
Ingredion, Inc.	75,337	5,819,783
Omega Protein Corp.*	19,800	286,110
Pilgrim’s Pride Corp.*(a)	72,034	2,046,486
Pinnacle Foods, Inc.	15,400	520,520
Sanderson Farms, Inc.(a)	66,250	5,563,675
Snyder’s-Lance, Inc.	31,480	937,789
TreeHouse Foods, Inc.*	25,817	2,198,834

		26,301,873

Gas Utilities — 1.3%
AGL Resources, Inc.	25,153	1,355,998
Atmos Energy Corp.	25,054	1,327,862
Chesapeake Utilities Corp.	4,000	193,720
Laclede Group, Inc. (The)	100,800	5,117,616
New Jersey Resources Corp.	54,155	3,166,985
Northwest Natural Gas Co.	11,800	553,774
South Jersey Industries, Inc.	101,686	5,962,867
Southwest Gas Corp.	16,700	970,103
UGI Corp.	57,000	2,148,330
WGL Holdings, Inc.	154,277	7,251,019

		28,048,274

Health Care Equipment & Supplies — 2.7%
Alere, Inc.*	203,500	8,133,895
Anika Therapeutics, Inc.*(a)	33,363	1,339,191
Cantel Medical Corp.	201,290	8,534,696
Cynosure, Inc. (Class A Stock)*	20,500	518,445
Greatbatch, Inc.*	3,300	165,627
Haemonetics Corp.*	177,975	6,713,217
Integra LifeSciences Holdings Corp.*(a)	163,100	8,336,041
Merit Medical Systems, Inc.*	238,050	3,606,457
NuVasive, Inc.*	29,000	1,186,100
OraSure Technologies, Inc.*	15,500	138,725
Photomedex, Inc.*(a)	42,621	163,665
STERIS Corp.(a)	35,700	2,206,260
Teleflex, Inc.(a)	129,788	14,811,407

		55,853,726

Health Care Providers & Services — 3.4%
Almost Family, Inc.*	13,604	400,502
Amsurg Corp.*	288,620	15,588,366
Centene Corp.*	88,251	8,178,220
Cross Country Healthcare, Inc.*	96,000	928,320
Health Net, Inc.*	28,781	1,367,386
HealthSouth Corp.	46,748	1,885,347
Healthways, Inc.*(a)	208,606	3,233,393

Kindred Healthcare, Inc.	11,800	256,650
LifePoint Hospitals, Inc.*	137,697	9,638,790
MEDNAX, Inc.*(a)	135,996	8,490,230
Molina Healthcare, Inc.*(a)	203,844	9,914,972
PharMerica Corp.*	60,593	1,738,413
Premier, Inc. (Class A Stock)*	14,957	499,265
Select Medical Holdings Corp.	434,171	6,260,746
Surgical Care Affiliates, Inc.*	35,871	1,100,522
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	10,800	239,112
WellCare Health Plans, Inc.*	15,100	1,024,837

		70,745,071

Health Care Technology — 0.2%
Imprivata, Inc.*	2,600	40,534
MedAssets, Inc.*	162,950	3,529,497

		3,570,031

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.*	198,850	3,760,254
Cracker Barrel Old Country Store, Inc.	40,900	4,717,815
Dave & Buster’s Entertainment, Inc.*	10,100	198,566
International Speedway Corp. (Class A Stock)	130,460	4,087,312
Jack in the Box, Inc.	89,075	6,327,888
Life Time Fitness, Inc.*(a)	126,165	7,036,222
Marriott Vacations Worldwide Corp.	33,578	2,331,656
Penn National Gaming, Inc.*(a)	93,281	1,221,048
Ruth’s Hospitality Group, Inc.	45,300	551,301
Scientific Games Corp. (Class A Stock)*	96,485	1,135,628
Speedway Motorsports, Inc.	11,300	221,141

		31,588,831

Household Durables — 0.7%
Ethan Allen Interiors, Inc.	34,788	984,500
Helen of Troy Ltd.*	36,300	2,245,155
Lifetime Brands, Inc.	14,600	249,806
Meritage Homes Corp.*	132,101	4,859,996
Ryland Group, Inc. (The)	122,875	4,400,154
Skullcandy, Inc.*	241,108	2,010,841
Universal Electronics, Inc.*	10,400	591,656

		15,342,108

Household Products
Central Garden & Pet Co. (Class A Stock)*	28,700	246,533

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*	78,100	2,382,050

Insurance — 9.0%
Allied World Assurance Co. Holdings AG	148,269	5,634,222
Ambac Financial Group, Inc.*	80,361	1,838,660
American Equity Investment Life Holding Co.(a)	635,077	16,391,337
American Financial Group, Inc.	90,158	5,394,153
American National Insurance Co.	11,733	1,338,501
AMERISAFE, Inc.	18,200	758,940
AmTrust Financial Services, Inc.(a)	49,044	2,200,604
Argo Group International Holdings Ltd.	35,352	1,972,642
Aspen Insurance Holdings Ltd.	196,458	8,571,463
Assurant, Inc.	20,104	1,371,495
Assured Guaranty Ltd.	72,090	1,663,837
Axis Capital Holdings Ltd.	23,786	1,145,058
CNO Financial Group, Inc.(a)	686,620	12,448,421
Employers Holdings, Inc.	105,486	2,150,860
Endurance Specialty Holdings Ltd.	62,430	3,617,818

Enstar Group Ltd.*	8,906	1,318,711
FBL Financial Group, Inc. (Class A Stock)	34,619	1,716,410
Federated National Holding Co.	55,701	1,863,755
Fidelity & Guaranty Life	13,400	318,250
First American Financial Corp.(a)	237,571	7,203,153
Genworth Financial, Inc. (Class A Stock)*	68,719	961,379
Hanover Insurance Group, Inc. (The)	76,965	5,152,037
HCC Insurance Holdings, Inc.	232,871	12,153,537
HCI Group, Inc.	23,069	1,172,828
Hilltop Holdings, Inc.*(a)	22,200	489,066
Horace Mann Educators Corp.	281,249	8,552,782
Infinity Property & Casualty Corp.	40,910	2,986,839
Kemper Corp.	30,528	1,124,957
Maiden Holdings Ltd.	211,457	2,526,911
Montpelier Re Holdings Ltd. (Bermuda)	196,715	6,519,135
Navigators Group, Inc. (The)*	26,209	1,784,571
Old Republic International Corp.	69,774	1,030,562
PartnerRe Ltd.	11,645	1,347,210
Platinum Underwriters Holdings Ltd.	169,607	10,622,486
Primerica, Inc.(a)	33,480	1,712,502
ProAssurance Corp.	25,055	1,172,073
Protective Life Corp.	161,292	11,238,827
Reinsurance Group of America, Inc.	101,729	8,570,668
RenaissanceRe Holdings Ltd.	12,884	1,331,304
Safety Insurance Group, Inc.	30,324	1,891,611
Selective Insurance Group, Inc.	95,877	2,475,544
StanCorp Financial Group, Inc.	18,439	1,282,617
State Auto Financial Corp.	89,799	1,879,493
Stewart Information Services Corp.	6,400	226,048
Symetra Financial Corp.	332,477	7,879,705
United Fire Group, Inc.	177,585	5,767,961
United Insurance Holdings Corp.	100,096	1,961,882
Universal Insurance Holdings, Inc.	106,421	1,862,368
Validus Holdings Ltd.	31,617	1,257,724
W.R. Berkley Corp.	27,897	1,437,811

		187,290,728

Internet & Catalog Retail — 0.5%
HSN, Inc.	114,650	7,574,926
Lands’ End, Inc.*(a)	32,200	1,528,534
Overstock.com, Inc.*	40,918	946,024
Wayfair, Inc. (Class A Stock)*(a)	3,800	95,380

		10,144,864

Internet Software & Services — 0.4%
Dice Holdings, Inc.*	107,011	1,066,900
Digital River, Inc.*	42,700	1,091,839
Five9, Inc.*(a)	5,574	24,525
IntraLinks Holdings, Inc.*	26,600	229,824
j2 Global, Inc.(a)	84,000	4,543,560
OPOWER, Inc.*	500	9,080
Q2 Holdings, Inc.*(a)	500	7,545
WebMD Health Corp.*(a)	9,400	401,192

		7,374,465

IT Services — 3.1%
Booz Allen Hamilton Holding Corp.	193,700	5,103,995
Broadridge Financial Solutions, Inc.	247,575	10,875,970
CACI International, Inc. (Class A Stock)*	86,850	7,146,887
Convergys Corp.	217,804	4,393,107
CSG Systems International, Inc.	161,200	4,273,412

DST Systems, Inc.	12,861	1,239,157
ExlService Holdings, Inc.*	69,204	1,937,020
Global Payments, Inc.	93,160	7,499,380
Heartland Payment Systems, Inc.	44,819	2,314,901
iGATE Corp.*	222,850	8,256,592
Sapient Corp.*	396,850	6,873,442
Science Applications International Corp.	31,756	1,553,186
Sykes Enterprises, Inc.*	83,798	1,805,009
Unisys Corp.*(a)	64,400	1,651,216

		64,923,274

Leisure Products — 0.4%
Arctic Cat, Inc.	112,792	3,796,579
Callaway Golf Co.	268,806	2,107,439
Sturm Ruger & Co., Inc.(a)	70,778	2,950,027

		8,854,045

Life Sciences Tools & Services — 1.0%
Albany Molecular Research, Inc.*(a)	83,103	1,932,976
Charles River Laboratories International, Inc.*	55,193	3,485,990
Covance, Inc.*	70,780	5,655,322
PerkinElmer, Inc.	157,383	6,833,570
VWR Corp.*	182,300	4,068,936

		21,976,794

Machinery — 4.1%
Actuant Corp. (Class A Stock)	43,923	1,391,920
Albany International Corp. (Class A Stock)	103,742	3,919,373
Altra Industrial Motion Corp.	48,310	1,522,731
Barnes Group, Inc.	38,125	1,393,850
Blount International, Inc.*	84,494	1,293,603
Briggs & Stratton Corp.	120,054	2,426,291
Crane Co.	65,900	4,108,865
EnPro Industries, Inc.*	32,024	2,066,509
Global Brass & Copper Holdings, Inc.	17,200	240,800
Greenbrier Cos., Inc. (The)(a)	35,238	2,203,784
Hillenbrand, Inc.	243,375	8,101,954
Hurco Cos., Inc.	2,100	80,913
Hyster-Yale Materials Handling, Inc.	6,600	518,034
ITT Corp.	60,233	2,714,099
Kadant, Inc.	50,928	2,105,364
Kennametal, Inc.	100,600	3,884,166
LB Foster Co. (Class A Stock)	10,400	562,536
Meritor, Inc.*	24,000	275,760
NN, Inc.	1,600	40,000
Rexnord Corp.*	240,275	7,100,126
Snap-on, Inc.	84,346	11,145,480
Standex International Corp.	53,050	4,575,562
Terex Corp.	40,741	1,172,119
Timken Co. (The)	125,720	5,404,703
TriMas Corp.*	137,714	4,360,025
Trinity Industries, Inc.	133,353	4,762,036
Valmont Industries, Inc.(a)	31,100	4,234,887
Wabash National Corp.*(a)	178,719	1,840,806
Watts Water Technologies, Inc. (Class A Stock)	39,275	2,381,243

		85,827,539

Marine — 0.1%
Knightsbridge Shipping Ltd. (Bermuda)	26,600	233,548
Matson, Inc.	101,467	2,890,795

		3,124,343

Media — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)	4,300	109,220
Dex Media, Inc.*(a)	31,300	243,827
Entercom Communications Corp. (Class A Stock)*(a)	10,800	111,024
EW Scripps Co. (The) (Class A Stock)*(a)	42,000	806,400
Journal Communications, Inc. (Class A Stock)*	42,200	413,982
Live Nation Entertainment, Inc.*	118,915	3,091,790
McClatchy Co. (The) (Class A Stock)*	384,996	1,370,586
Meredith Corp.(a)	95,500	4,979,370
Scholastic Corp.	46,025	1,602,130
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	5,000	145,250

		12,873,579

Metals & Mining — 2.0%
Allegheny Technologies, Inc.	61,398	2,016,924
Ampco-Pittsburgh Corp.	73,592	1,603,570
Cliffs Natural Resources, Inc.(a)	52,235	586,599
Commercial Metals Co.	453,965	7,849,055
Globe Specialty Metals, Inc.	151,375	2,847,364
HudBay Minerals, Inc. (Canada)	476,500	3,654,755
Materion Corp.	32,859	1,296,288
Reliance Steel & Aluminum Co.	92,250	6,225,030
Royal Gold, Inc.	64,800	3,703,320
RTI International Metals, Inc.*	41,035	966,374
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	50,664	1,193,137
Steel Dynamics, Inc.	199,200	4,583,592
TimkenSteel Corp.	62,860	2,550,859
United States Steel Corp.(a)	56,662	2,268,746
Worthington Industries, Inc.	35,400	1,368,210

		42,713,823

Multi-Utilities — 0.4%
Alliant Energy Corp.	22,583	1,398,114
Avista Corp.	75,771	2,686,082
Integrys Energy Group, Inc.	21,590	1,569,161
NorthWestern Corp.	39,423	2,083,111

		7,736,468

Multiline Retail — 0.2%
Big Lots, Inc.	29,754	1,358,270
Burlington Stores, Inc.*	44,647	1,872,495
Dillard’s, Inc. (Class A Stock)(a)	18,626	1,969,886

		5,200,651

Oil, Gas & Consumable Fuels — 2.7%
Alliance Resource Partners LP	82,268	3,956,268
Carrizo Oil & Gas, Inc.*	30,201	1,568,640
Clayton Williams Energy, Inc.*(a)	10,263	853,266
Comstock Resources, Inc.(a)	91,743	1,086,237
CVR Energy, Inc.(a)	1,700	82,586
Delek US Holdings, Inc.	29,000	982,810
Diamondback Energy, Inc.*	17,097	1,170,119
Energy XXI (Bermuda) Ltd.(a)	18,966	145,849
Green Plains, Inc.(a)	166,775	5,703,705
LinnCo LLC(a)	170,284	4,081,707
Northern Oil and Gas, Inc.*	105,925	1,196,953
Northern Tier Energy LP Ml	22,200	560,328
Oasis Petroleum, Inc.*(a)	136,170	4,079,653
ONEOK, Inc.	58,627	3,455,475
Pacific Ethanol, Inc.*(a)	141,093	1,990,822
Panhandle Oil And Gas, Inc. (Class A Stock)	3,800	78,128
PBF Energy, Inc. (Class A Stock)	42,584	1,110,165

Penn Virginia Corp.*(a)	124,134	1,063,828
Renewable Energy Group, Inc.*(a)	190,510	2,006,070
REX American Resources Corp.*	25,731	1,872,188
Rosetta Resources, Inc.*	28,429	1,081,155
SemGroup Corp. (Class A Stock)	2,600	199,550
Ship Finance International Ltd. (Norway)(a)	239,906	4,123,984
Stone Energy Corp.*	30,200	739,900
Swift Energy Co.*(a)	253,290	1,735,037
VAALCO Energy, Inc.*	263,482	1,955,036
Warren Resources, Inc.*	287,700	995,442
Western Refining, Inc.	107,600	4,905,484
World Fuel Services Corp.	107,800	4,445,672

		57,226,057

Paper & Forest Products — 0.9%
Domtar Corp.	30,003	1,232,223
KapStone Paper & Packaging Corp.*	229,037	7,045,178
Neenah Paper, Inc.	24,969	1,523,359
P.H. Glatfelter Co.	36,281	915,370
Resolute Forest Products, Inc.*(a)	114,360	2,122,521
Schweitzer-Mauduit International, Inc.	132,949	5,724,784

		18,563,435

Personal Products
Revlon, Inc. (Class A Stock)*	5,300	181,790

Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc.*	22,400	227,136
Impax Laboratories, Inc.*	13,326	386,054
Lannett Co., Inc.*	137,525	7,800,418
Medicines Co. (The)*	16,500	417,780
Prestige Brands Holdings, Inc.*	37,679	1,334,590
Revance Therapeutics, Inc.*	6,600	133,056
SciClone Pharmaceuticals, Inc.*	200,149	1,529,139
ZS Pharma, Inc.*(a)	2,400	90,288

		11,918,461

Professional Services — 1.2%
CDI Corp.	6,100	104,859
Dun & Bradstreet Corp. (The)	69,700	8,559,857
Heidrick & Struggles International, Inc.	83,203	1,732,286
ICF International, Inc.*	147,375	5,355,608
Kelly Services, Inc. (Class A Stock)	40,500	714,015
Korn/Ferry International*	113,139	3,159,972
Navigant Consulting, Inc.*	66,661	1,025,913
Paylocity Corp*(a)	3,600	88,200
Resources Connection, Inc.	28,500	440,895
RPX Corp.*	109,257	1,535,061
TrueBlue, Inc.*	32,500	803,400
VSE Corp.	10,400	626,912

		24,146,978

Real Estate Investment Trusts (REITs) — 5.9%
Acadia Realty Trust	4,900	152,880
AG Mortgage Investment Trust, Inc.	84,995	1,620,855
Altisource Residential Corp.	226,305	5,254,802
American Campus Communities, Inc.	16,700	655,809
American Capital Mortgage Investment Corp.	90,198	1,766,979
Anworth Mortgage Asset Corp.	508,645	2,639,868
Apollo Commercial Real Estate Finance, Inc.	101,104	1,662,150
Apollo Residential Mortgage, Inc.	96,256	1,605,550
Armada Hoffler Properties, Inc.	8,500	79,730
Ashford Hospitality Prime, Inc.	12,180	211,079

Ashford Hospitality Trust, Inc.	135,100	1,526,630
Associated Estates Realty Corp.	340,299	6,646,039
Blackstone Mortgage Trust, Inc. (Class A Stock)	222,947	6,224,680
Capstead Mortgage Corp.	269,940	3,430,937
Cedar Realty Trust, Inc.	61,300	421,744
Chatham Lodging Trust	80,915	2,073,042
Chesapeake Lodging Trust	18,600	614,544
Chimera Investment Corp.	386,663	1,206,389
Colony Financial, Inc.	91,134	2,030,466
CoreSite Realty Corp.	24,500	906,990
Corporate Office Properties Trust	103,267	2,823,320
Cousins Properties, Inc.	125,700	1,635,357
CyrusOne, Inc.	13,000	355,030
CYS Investments, Inc.	266,913	2,383,533
DCT Industrial Trust, Inc.	140,300	1,202,371
DiamondRock Hospitality Co.	146,000	2,095,100
Dynex Capital, Inc.	184,540	1,553,827
EastGroup Properties, Inc.	2,400	165,264
Education Realty Trust, Inc.	206,809	2,328,669
EPR Properties	5,700	319,770
Equity One, Inc.	90,969	2,183,256
Extra Space Storage, Inc.	6,600	383,856
FelCor Lodging Trust, Inc.	38,900	417,397
First Industrial Realty Trust, Inc.	81,600	1,593,648
First Potomac Realty Trust	377,586	4,719,825
Franklin Street Properties Corp.	360,700	4,324,793
Geo Group, Inc. (The)	20,200	806,788
Getty Realty Corp.	5,500	102,355
Government Properties Income Trust	4,500	102,690
Gramercy Property Trust, Inc.(a)	277,206	1,732,537
Hersha Hospitality Trust	1,206,025	8,791,922
Home Properties, Inc.	2,400	154,344
Kite Realty Group Trust(a)	21,525	557,282
LaSalle Hotel Properties(a)	4,300	168,603
Lexington Realty Trust	159,502	1,748,142
LTC Properties, Inc.	13,000	545,220
Medical Properties Trust, Inc.	428,661	5,782,637
MFA Financial, Inc.	464,842	3,895,376
New Residential Investment Corp.	172,979	2,141,480
New York Mortgage Trust, Inc.(a)	198,325	1,548,918
Omega Healthcare Investors, Inc.	105,900	4,041,144
Parkway Properties, Inc.	39,800	797,990
Pennsylvania Real Estate Investment Trust	8,900	190,727
Pennymac Mortgage Investment Trust	135,247	2,919,983
Potlatch Corp.	32,100	1,412,079
RAIT Financial Trust(a)	60,300	441,999
Ramco-Gershenson Properties Trust	11,800	206,264
Redwood Trust, Inc.(a)	69,600	1,307,784
Resource Capital Corp.	191,519	1,013,135
Retail Properties of America, Inc. (Class A Stock)	326,197	5,118,031
Rouse Properties, Inc.(a)	13,200	240,372
Select Income REIT	71,854	1,761,142
Starwood Property Trust, Inc.	137,900	3,111,024
Summit Hotel Properties, Inc.	39,400	458,616
Sun Communities, Inc.(a)	5,700	330,429
Sunstone Hotel Investors, Inc.	73,300	1,122,223
Western Asset Mortgage Capital Corp.(a)	106,631	1,601,598

		123,369,013

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	14,900	596,447

St. Joe Co. (The)*(a)	56,348	1,079,064

		1,675,511

Road & Rail — 0.3%
AMERCO	4,700	1,274,264
ArcBest Corp.	56,300	2,178,810
Celadon Group, Inc.	82,175	1,599,125
Con-way, Inc.	35,300	1,530,961
Quality Distribution, Inc.*	13,700	177,552
Swift Transportation Co.*	16,000	395,200
Universal Truckload Services, Inc.	3,300	86,856

		7,242,768

Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.*	36,800	341,136
Amkor Technology, Inc.*	258,606	1,753,349
Audience, Inc.*	2,600	9,698
Brooks Automation, Inc.	107,441	1,324,748
Cabot Microelectronics Corp.*	148,428	7,158,682
Cirrus Logic, Inc.*(a)	76,228	1,471,200
Entegris, Inc.*	519,566	7,055,706
Fairchild Semiconductor International, Inc.*	213,469	3,276,749
First Solar, Inc.*(a)	32,326	1,904,001
Integrated Silicon Solution, Inc.	39,600	537,768
MKS Instruments, Inc.	86,096	3,133,894
Monolithic Power Systems, Inc.	149,165	6,591,601
OmniVision Technologies, Inc.*	94,946	2,542,654
Pericom Semiconductor Corp.*	12,400	135,532
RF Micro Devices, Inc.*(a)	243,786	3,171,656
Semtech Corp.*	35,125	891,473
Spansion, Inc. (Class A Stock)*	171,239	3,524,099
Ultra Clean Holdings, Inc.*	96,000	842,880
Xcerra Corp.*	7,400	62,826

		45,729,652

Software — 2.6%
AVG Technologies NV*	22,289	399,419
BroadSoft, Inc.*	196,145	4,491,720
Cadence Design Systems, Inc.*(a)	133,590	2,397,941
CommVault Systems, Inc.*	115,025	5,100,208
Ellie Mae, Inc.*(a)	93,175	3,576,057
Epiq Systems, Inc.	170,248	2,730,778
FireEye, Inc.*(a)	3,500	118,965
Globant SA*	30,500	394,670
Imperva, Inc.*	13,900	569,483
Mentor Graphics Corp.	203,088	4,303,435
Paycom Software, Inc.*	5,900	104,725
Proofpoint, Inc.*(a)	1,900	83,676
PTC, Inc.*	81,464	3,107,852
Solera Holdings, Inc.	49,775	2,585,811
SS&C Technologies Holdings, Inc.*	188,225	9,095,032
Take-Two Interactive Software, Inc.*(a)	23,600	624,220
Tivo, Inc.*	116,500	1,520,325
Varonis Systems, Inc.*(a)	25,900	504,532
Verint Systems, Inc.*	207,750	11,943,547

		53,652,396

Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)(a)	34,366	1,150,574
American Eagle Outfitters, Inc.(a)	122,633	1,578,287
Barnes & Noble, Inc.*(a)	160,225	3,496,109
Brown Shoe Co., Inc.	76,323	2,029,429

Buckle, Inc. (The)(a)	97,400	4,804,742
Cabela’s, Inc.*(a)	26,667	1,280,549
Cato Corp. (The) (Class A Stock)	54,312	1,937,309
Children’s Place, Inc. (The)(a)	43,306	2,132,820
Citi Trends, Inc.*	12,700	287,655
Express, Inc.*	132,575	1,984,648
Finish Line, Inc. (The) (Class A Stock)	5,200	137,644
GameStop Corp. (Class A Stock)(a)	30,761	1,315,340
GNC Holdings, Inc. (Class A Stock)	205,075	8,524,968
Group 1 Automotive, Inc.	121,525	10,381,881
Guess?, Inc.	24,300	538,731
hhgregg, Inc.*	84,299	436,669
Men’s Wearhouse, Inc. (The)	189,948	8,933,254
Murphy USA, Inc.*	28,324	1,622,965
Outerwall, Inc.*(a)	21,066	1,332,846
Pier 1 Imports, Inc.	71,080	916,932
Sally Beauty Holdings, Inc.*	64,869	1,901,310
Select Comfort Corp.*	89,523	2,299,846
Systemax, Inc.*	8,200	125,460
Zumiez, Inc.*	45,300	1,512,114

		60,662,082

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.*	26,600	267,330
Diebold, Inc.	49,511	1,754,175
Lexmark International, Inc. (Class A Stock)	32,677	1,410,339

		3,431,844

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	44,125	1,700,577
Iconix Brand Group, Inc.*	15,500	620,155
Oxford Industries, Inc.	19,925	1,220,406
Steven Madden Ltd.*	204,825	6,421,264
Unifi, Inc.*	12,514	350,017
Vera Bradley, Inc.*(a)	52,876	1,205,573
Wolverine World Wide, Inc.	241,300	6,548,882

		18,066,874

Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	359,926	4,733,027
BankFinancial Corp.	3,000	35,790
Berkshire Hills Bancorp, Inc.	4,700	121,166
Charter Financial Corp.	15,800	179,172
First Defiance Financial Corp.	5,900	180,717
Flagstar Bancorp, Inc.*	177,974	2,797,751
Home Loan Servicing Solutions Ltd.	288,223	5,536,764
HomeStreet, Inc.	24,700	430,274
PennyMac Financial Services, Inc. (Class A Stock)*	13,400	223,244
Provident Financial Services, Inc.	81,973	1,494,368
Radian Group, Inc.(a)	110,289	1,858,370
Washington Federal, Inc.	255,503	5,577,630
WSFS Financial Corp.	27,420	2,156,583

		25,324,856

Tobacco — 0.2%
Universal Corp.(a)	92,800	4,129,600

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	13,350	651,614
CAI International, Inc.*	150,982	3,178,171
GATX Corp.	202,327	12,827,532

TAL International Group, Inc.*(a)			190,603	8,220,707
WESCO International, Inc.*(a)			98,050	8,080,300

				32,958,324

Water Utilities
American States Water Co.			4,700	168,166
Artesian Resources Corp. (Class A Stock)			2,600	57,902
California Water Service Group			3,900	101,517

				327,585

Wireless Telecommunication Services — 0.4%
RingCentral, Inc. (Class A Stock)*(a)			42,000	551,880
SBA Communications Corp. (Class A Stock)*			70,500	7,919,265

				8,471,145

TOTAL COMMON STOCKS (cost $1,569,575,393)				1,998,690,414

EXCHANGE TRADED FUNDS — 0.2%
iShares Russell 2000 Index Fund(a)			20,260	2,361,506
iShares Russell 2000 Value Index Fund(a)			19,200	1,921,536

TOTAL EXCHANGE TRADED FUNDS (cost $3,497,364)				4,283,042

UNAFFILIATED MUTUAL FUND — 0.1%
Central Fund of Canada Ltd. (Canada) (Class A Stock) (cost $2,306,380)			161,700	1,877,337

TOTAL LONG-TERM INVESTMENTS (cost $1,575,379,137)				2,004,850,793

SHORT-TERM INVESTMENTS — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $269,646,366; includes $178,298,634 of cash collateral for securities on loan)(b)(w)			269,646,366	269,646,366

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Notes(k) (cost $575,062)	0.250%	11/30/14	575	575,067

TOTAL SHORT-TERM INVESTMENTS (cost $270,221,428)				270,221,433

TOTAL INVESTMENTS — 108.9% (cost $1,845,600,565)(p)				2,275,072,226
Liabilities in excess of other assets(x) — (8.9)%				(185,004,895)

NET ASSETS — 100.0%				$2,090,067,331

See the Glossary for abbreviation used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $177,069,828; cash collateral of $178,298,634 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,852,644,450

Appreciation	470,579,918
Depreciation	(48,152,142)

Net Unrealized Appreciation	$422,427,776

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation(1)(2)
	Long Position:
45	Russell 2000 Mini Index	Dec. 2014	$5,142,225	$5,269,500	$127,275

(1)	U.S. Treasury Security, with a market value of $447,020 has been segregated with the broker Goldman Sachs & Co. to cover requirements for open future’s contracts at October 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of October 31,2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$70,852,592	$—	$—
Air Freight & Logistics	238,995	—	—
Airlines	10,134,191	—	—
Auto Components	16,072,473	—	—
Automobiles	4,231,200	—	—
Banks	187,506,091	—	—
Biotechnology	7,903,768	—	—
Building Products	7,347,633	—	—
Capital Markets	45,794,262	—	—
Chemicals	55,355,194	—	—
Commercial Services & Supplies	53,635,842	—	—
Communications Equipment	16,522,605	—	—
Construction & Engineering	10,574,992	—	—
Consumer Finance	25,745,716	—	—
Containers & Packaging	37,761,147	—	—
Diversified Consumer Services	16,319,745	—	—
Diversified Financial Services	1,830,195	—	—
Diversified Telecommunication Services	7,486,444	—	—
Electric Utilities	39,340,142	—	—
Electrical Equipment	42,292,688	—	—
Electronic Equipment, Instruments & Components	74,861,319	—	—
Energy Equipment & Services	55,021,675	—	—
Food & Staples Retailing	22,664,064	—	—

Food Products	26,301,873	—	—
Gas Utilities	28,048,274	—	—
Health Care Equipment & Supplies	55,853,726	—	—
Health Care Providers & Services	70,745,071	—	—
Health Care Technology	3,570,031	—	—
Hotels, Restaurants & Leisure	31,588,831	—	—
Household Durables	15,342,108	—	—
Household Products	246,533	—	—
Independent Power & Renewable Electricity Producers	2,382,050	—	—
Insurance	187,290,728	—	—
Internet & Catalog Retail	10,144,864	—	—
Internet Software & Services	7,374,465	—	—
IT Services	64,923,274	—	—
Leisure Products	8,854,045	—	—
Life Sciences Tools & Services	21,976,794	—	—
Machinery	85,827,539	—	—
Marine	3,124,343	—	—
Media	12,873,579	—	—
Metals & Mining	42,713,823	—	—
Multi-Utilities	7,736,468	—	—
Multiline Retail	5,200,651	—	—
Oil, Gas & Consumable Fuels	57,226,057	—	—
Paper & Forest Products	18,563,435	—	—
Personal Products	181,790	—	—
Pharmaceuticals	11,918,461	—	—
Professional Services	24,146,978	—	—
Real Estate Investment Trusts (REITs)	123,369,013	—	—
Real Estate Management & Development	1,675,511	—	—
Road & Rail	7,242,768	—	—
Semiconductors & Semiconductor Equipment	45,729,652	—	—
Software	53,652,396	—	—
Specialty Retail	60,662,082	—	—
Technology Hardware, Storage & Peripherals	3,431,844	—	—
Textiles, Apparel & Luxury Goods	18,066,874	—	—
Thrifts & Mortgage Finance	25,324,856	—	—
Tobacco	4,129,600	—	—
Trading Companies & Distributors	32,958,324	—	—
Water Utilities	327,585	—	—
Wireless Telecommunication Services	8,471,145	—	—
Exchange Traded Funds	4,283,042	—	—
Unaffiliated Mutual Fund	1,877,337	—	—
Affiliated Money Market Mutual Fund	269,646,366	—	—
U.S. Treasury Obligation	—	575,067	—
Other Financial Instruments*
Futures Contracts	127,275	—	—

Total	$2,274,624,434	$575,067	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recoded at fair value.

International Equity Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Australia — 4.8%
Ansell Ltd.	92,644	$1,625,040
Arrium Ltd.	1,291,400	383,406
Ausdrill Ltd.	166,700	90,157
Bank of Queensland Ltd.	165,969	1,845,049
Bendigo & Adelaide Bank Ltd.	91,300	1,002,653
Bradken Ltd.	227,100	774,685
Caltex Australia Ltd.	84,137	2,317,408
Challenger Ltd.	248,800	1,530,290
Downer EDI Ltd.	288,000	1,216,182
Fortescue Metals Group Ltd.	355,100	1,095,963
Lend Lease Group	178,100	2,483,974
Metcash Ltd.	637,800	1,592,958
Mineral Resources Ltd.	75,100	562,952
National Australia Bank Ltd.	54,600	1,689,099
Orica Ltd.	66,800	1,219,388
Pacific Brands Ltd.	914,400	379,976
Primary Health Care Ltd.	260,000	1,065,494
Seven West Media Ltd.	882,400	1,334,215
Toll Holdings Ltd.	237,600	1,190,431

		23,399,320

Austria — 0.6%
OMV AG	39,100	1,229,031
UNIQA Insurance Group AG	81,633	910,243
Voestalpine AG	18,000	721,041

		2,860,315

Belgium — 1.5%
AGFA-Gevaert NV*	102,600	258,689
Anheuser-Busch InBev NV	47,117	5,225,006
Delhaize Group SA	25,400	1,736,719
Dexia SA*	16,878	571

		7,220,985

Brazil — 0.3%
Estacio Participacoes SA	141,500	1,638,908

Canada — 1.0%
MacDonald, Dettwiler & Associates Ltd.	32,400	2,470,570
Rogers Communications, Inc. (Class B Stock)	69,300	2,605,860

		5,076,430

China — 0.2%
Poly Property Group Co. Ltd.	1,482,000	574,104
Shougang Fushan Resources Group Ltd.	1,824,000	411,597

		985,701

Denmark — 0.7%
A.P. Moeller - Maersk A/S (Class B Stock)	700	1,633,503
Carlsberg A/S (Class B Stock)	17,974	1,585,283

		3,218,786

Finland — 0.9%
Sampo Oyj (Class A Stock)	74,926	3,590,257
Tieto Oyj	41,200	1,044,587

		4,634,844

France — 9.1%
Airbus Group NV	43,984	2,625,889
Alstom SA*	37,700	1,315,851
Arkema SA	6,200	382,676
AXA SA	74,000	1,709,290
BNP Paribas SA	81,825	5,142,046
Cap Gemini SA	41,245	2,713,759
Cie Generale des Etablissements Michelin	22,600	1,962,965
CNP Assurances	73,800	1,379,701
Credit Agricole SA	124,000	1,834,984
Electricite de France	74,800	2,208,722
Renault SA	19,800	1,472,847
Sanofi	81,531	7,398,122
SCOR SE	42,800	1,311,495
Societe Generale SA	24,200	1,166,222
Thales SA	42,000	2,085,718
Total SA	79,900	4,770,289
Valeo SA	43,481	4,875,548

		44,356,124

Germany — 7.2%
Allianz SE	18,300	2,910,102
Aurubis AG	3,600	187,929
BASF SE	26,000	2,297,362
Bayer AG	40,260	5,758,050
Bayerische Motoren Werke AG	38,373	4,115,031
Continental AG	6,900	1,359,063
Daimler AG	37,400	2,916,036
Deutsche Bank AG	26,700	834,945
DMG Mori Seiki AG	24,600	629,875
E.ON SE	54,400	937,861
Freenet AG	48,100	1,262,031
Hannover Rueck SE	19,500	1,627,612
Heidelberger Druckmaschinen AG*	7,400	18,900
Merck KGaA	19,700	1,783,327
Muenchener Rueckversicherungs AG	12,600	2,480,785
Rheinmetall AG	18,900	814,336
RTL Group SA	12,232	1,142,558
Stada Arzneimittel AG	31,800	1,225,281
Volkswagen AG	12,100	2,580,543

		34,881,627

Greece — 0.3%
Piraeus Bank SA*	951,542	1,383,755

Hong Kong — 1.6%
Cheung Kong Holdings Ltd.	97,000	1,721,971
China Resources Cement Holdings Ltd.	2,098,000	1,426,638
First Pacific Co. Ltd.	583,200	629,394
Huabao International Holdings Ltd.	1,087,000	777,265
Kingboard Chemical Holdings Ltd.	292,680	576,625
Skyworth Digital Holdings Ltd.	2,444,000	1,339,897
Yue Yuen Industrial Holdings Ltd.	410,800	1,379,050

		7,850,840

Ireland — 1.7%
James Hardie Industries PLC	146,829	1,566,178
Permanent TSB Group Holdings PLC (Chi-X)*	33,100	2,986
Permanent TSB Group Holdings PLC (XLON)*	15,500	1,399
Ryanair Holdings PLC ADR*	38,100	2,116,074
Shire PLC	42,887	2,877,573
Smurfit Kappa Group PLC	82,300	1,700,459

		8,264,669

Israel — 2.0%
Bank Hapoalim BM	182,600	939,999
Elbit Systems Ltd.	16,000	973,200
Teva Pharmaceutical Industries Ltd.	39,000	2,201,447
Teva Pharmaceutical Industries Ltd., ADR	97,400	5,500,178

		9,614,824

Italy — 2.0%
Atlantia SpA	117,484	2,774,641
Enel SpA	361,000	1,844,679
Eni SpA	217,198	4,627,377
Telecom Italia SpA*(a)	682,500	773,464

		10,020,161

Japan — 21.0%
AEON Financial Service Co. Ltd.	53,600	1,120,164
Alfresa Holdings Corp.	73,200	928,902
Alpine Electronics, Inc.	22,600	385,770
Aoyama Trading Co. Ltd.	36,400	865,773
Aozora Bank Ltd.	513,000	1,803,148
Asahi Kasei Corp.	124,000	1,017,571
Asics Corp.	63,500	1,486,976
Bank of Yokohama Ltd. (The)	156,000	901,562
Calsonic Kansei Corp.	215,000	1,190,336
Daihatsu Motor Co. Ltd.	65,200	925,381
Daikin Industries Ltd.	64,700	4,044,273
Daiwa House Industry Co. Ltd.	212,600	4,022,305
Don Quijote Holdings Co. Ltd.	60,400	3,618,921
Fukuoka Financial Group, Inc.	243,000	1,243,444
Fuyo General Lease Co. Ltd.	30,600	1,208,131
Heiwa Corp.	71,500	1,464,061
Hogy Medical Co. Ltd.	16,700	867,562
Japan Tobacco, Inc.	123,800	4,223,939
JX Holdings, Inc.	169,160	724,622
KDDI Corp.	115,900	7,611,090
Keihin Corp.	71,100	898,278
KYORIN Holdings, Inc.	56,000	1,179,794
Kyowa Exeo Corp.	78,200	957,577
LIXIL Group Corp.	76,500	1,677,674
Makita Corp.	30,000	1,679,973
Marubeni Corp.	247,900	1,593,860
Matsumotokiyoshi Holdings Co. Ltd.	26,500	770,675
Megmilk Snow Brand Co. Ltd.	27,100	359,565
Miraca Holdings, Inc.	9,100	382,013
Mitsubishi Corp.	58,300	1,143,167
Mitsubishi UFJ Financial Group, Inc.	354,100	2,064,125
Mitsui & Co. Ltd.	147,400	2,225,602
Mizuho Financial Group, Inc.	977,800	1,781,861
Morinaga Milk Industry Co. Ltd.	245,000	819,182
Nichi-iko Pharmaceutical Co. Ltd.	54,600	902,544
Nichii Gakkan Co.	32,700	253,742
Nippon Telegraph & Telephone Corp.	66,100	4,112,667
Nishi-Nippon City Bank Ltd. (The)	254,300	697,092
Nissan Motor Co. Ltd.	210,700	1,921,943
NTT DOCOMO, Inc.	110,000	1,855,248
Otsuka Holdings Co. Ltd.	67,200	2,357,246
Resona Holdings, Inc.	483,700	2,766,661
Sankyu, Inc.	213,000	984,755
Seino Holdings Co. Ltd.	82,000	642,947
Seven & I Holdings Co. Ltd.	76,700	2,995,605
Shimachu Co. Ltd.	36,500	939,739
Shizuoka Gas Co. Ltd.	28,200	184,769

SKY Perfect JSAT Holdings, Inc.	161,300	990,188
SoftBank Corp.	34,600	2,518,860
Sumitomo Corp.	149,600	1,596,190
Sumitomo Metal Mining Co. Ltd.	87,000	1,206,909
Sumitomo Mitsui Financial Group, Inc.	162,000	6,606,832
Toagosei Co. Ltd.	203,400	888,945
Toho Holdings Co. Ltd.	51,700	676,357
Tokai Rika Co. Ltd.	88,400	1,683,694
Toppan Forms Co. Ltd.	50,400	475,344
Toyo Tire & Rubber Co. Ltd.	79,700	1,314,749
Tsumura & Co.	45,800	1,024,813
Tsuruha Holdings, Inc.	9,400	554,983
United Arrows Ltd.	49,600	1,858,762
West Japan Railway Co.	30,200	1,439,494
Yokohama Rubber Co. Ltd. (The)	167,100	1,516,857

		102,155,212

Liechtenstein — 0.1%
VP Bank AG(g)	3,800	315,169

Netherlands — 4.6%
Aegon NV	175,900	1,433,662
ING Groep NV, CVA*	160,200	2,294,119
Koninklijke Ahold NV	171,200	2,867,363
NXP Semiconductor NV*	32,658	2,235,914
Royal Dutch Shell PLC (Class A Stock) (AEX)	4,300	153,770
Royal Dutch Shell PLC (Class A Stock) (XLON)	176,181	6,293,466
Royal Dutch Shell PLC (Class B Stock)	189,800	7,012,209

		22,290,503

New Zealand — 0.3%
Air New Zealand Ltd.	825,600	1,306,998

Norway — 1.5%
DNB ASA	94,500	1,736,180
Fred Olsen Energy ASA	11,700	124,856
Marine Harvest	116,300	1,647,097
Petroleum Geo-Services ASA	115,434	573,339
Statoil ASA	66,900	1,531,035
Yara International ASA	37,700	1,731,236

		7,343,743

Philippines — 0.6%
Alliance Global Group, Inc.	5,581,900	3,145,890

Portugal — 0.2%
EDP-Energias de Portugal SA	180,100	775,029

Singapore — 0.7%
DBS Group Holdings Ltd.	168,000	2,416,751
United Overseas Bank Ltd.	56,000	1,003,278

		3,420,029

South Africa — 0.2%
Mondi PLC	71,700	1,211,758

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	22,600	838,863
Banco Santander SA	211,617	1,869,746
Gas Natural SDG SA	60,000	1,732,603
Mediaset Espana Comunicacion SA*	167,958	2,108,601
Red Electrica Corporacion SA	22,613	1,975,952
Repsol SA	76,500	1,709,695
Telefonica SA	89,000	1,339,242

		11,574,702

Sweden — 3.7%
Assa Abloy AB (Class B Stock)	62,564	3,321,185
Boliden AB	87,100	1,439,533
Nordea Bank AB	147,900	1,902,254
Oriflame Cosmetics SA, SDR	17,400	304,156
Securitas AB (Class B Stock)	104,000	1,150,823
Swedbank AB (Class A Stock)	221,531	5,870,721
Telefonaktiebolaget LM Ericsson (Class B Stock)	203,600	2,405,819
TeliaSonera AB	249,900	1,730,501

		18,124,992

Switzerland — 7.6%
Baloise Holding AG	13,600	1,712,034
Bucher Industries AG	5,600	1,422,472
Credit Suisse Group AG*	72,936	1,943,292
GAM Holding AG*	135,136	2,307,837
Georg Fischer AG*	2,200	1,270,665
Glencore PLC*	610,939	3,134,490
Helvetia Holding AG	2,000	951,032
Lonza Group AG*	9,200	1,013,717
Novartis AG	124,227	11,528,622
Pargesa Holding SA	18,200	1,416,716
Swatch Group AG (The)	4,164	1,975,244
Swiss Life Holding AG*	10,100	2,317,353
Swiss Re AG*	40,700	3,291,037
Zurich Insurance Group AG*	8,700	2,632,869

		36,917,380

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,100	2,006,022

Thailand — 0.3%
Krung Thai Bank PCL	2,214,700	1,584,357

United Kingdom — 19.6%
3i Group PLC	209,500	1,332,501
Alent PLC	68,517	370,469
AMEC PLC	45,400	757,003
Anglo American PLC	135,798	2,867,164
AstraZeneca PLC	57,200	4,178,349
Aviva PLC	263,100	2,200,625
BAE Systems PLC	346,800	2,553,914
Barclays PLC	300,600	1,156,078
Beazley PLC	313,989	1,318,816
Bellway PLC	46,600	1,307,177
Bovis Homes Group PLC	75,100	1,014,241
BP PLC	667,900	4,805,456
British American Tobacco PLC	77,152	4,372,770
BT Group PLC	391,600	2,308,601
Carillion PLC	219,400	1,168,875
Centrica PLC	349,500	1,695,058
Dairy Crest Group PLC	80,900	540,416
Debenhams PLC	507,900	527,330
Direct Line Insurance Group PLC	479,152	2,119,596
GlaxoSmithKline PLC	80,100	1,811,371
Go-Ahead Group PLC	20,900	822,887
Home Retail Group PLC	314,600	923,202
HSBC Holdings PLC	306,500	3,124,865
Informa PLC	368,795	2,843,161
Intermediate Capital Group PLC	204,800	1,346,286
International Consolidated Airlines Group SA	482,484	3,165,075
J. Sainsbury PLC(a)	397,300	1,565,180

Legal & General Group PLC	257,700	955,106
Lloyds Banking Group PLC*	4,039,336	4,988,113
Marston’s PLC	144,620	348,872
Micro Focus International PLC	38,574	614,529
Old Mutual PLC	524,912	1,630,148
Pace PLC	166,100	923,418
Petrofac Ltd.	52,900	896,300
Provident Financial PLC	26,909	915,073
Prudential PLC	233,780	5,413,392
Reed Elsevier PLC	217,021	3,571,553
Rexam PLC	693,080	5,282,542
Rio Tinto Ltd.	36,800	1,965,066
Rolls-Royce Holdings PLC*	111,738	1,513,426
Tate & Lyle PLC	167,200	1,618,170
Taylor Wimpey PLC	1,535,828	2,917,390
Tesco PLC	510,800	1,417,969
Tullett Prebon PLC	153,300	697,168
Unilever PLC	57,843	2,326,753
Vesuvius PLC	80,600	550,286
WH Smith PLC	61,300	1,106,753
William Hill PLC	318,292	1,838,109
WM Morrison Supermarkets PLC	693,300	1,721,381

		95,407,983

United States
Boart Longyear Ltd.*(a)	93,300	19,705

TOTAL LONG-TERM INVESTMENTS (cost $455,151,537)		473,006,761

SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $15,644,979; includes $2,539,325 of cash collateral for securities on loan)(b)(w)	15,644,979	15,644,979

TOTAL INVESTMENTS — 100.3% (cost $470,796,516)(p)		488,651,740
Liabilities in excess of other assets — (0.3)%		(1,260,904)

NET ASSETS — 100.0%		$487,390,836

See the Glossary for abbreviation used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,328,774; cash collateral of $2,539,325 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that have been deemed illiquid.

(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$471,851,075

Appreciation	42,081,042
Depreciation	(25,280,377)

Net Unrealized Appreciation	$16,800,665

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$23,399,320	$—
Austria	—	2,860,315	—
Belgium	259,260	6,961,725	—
Brazil	1,638,908	—	—
Canada	5,076,430	—	—
China	411,597	574,104	—
Denmark	—	3,218,786	—
Finland	—	4,634,844	—
France	—	44,356,124	—
Germany	—	34,881,627	—
Greece	—	1,383,755	—
Hong Kong	—	7,850,840	—
Ireland	2,120,459	6,144,210	—
Israel	5,500,178	4,114,646	—
Italy	—	10,020,161	—
Japan	—	102,155,212	—
Liechtenstein	315,169	—	—
Netherlands	2,235,914	20,054,589	—
New Zealand	—	1,306,998	—
Norway	—	7,343,743	—
Philippines	—	3,145,890	—
Portugal	—	775,029	—
Singapore	—	3,420,029	—
South Africa	—	1,211,758	—
Spain	—	11,574,702	—
Sweden	—	18,124,992	—
Switzerland	—	36,917,380	—
Taiwan	2,006,022	—	—
Thailand	1,584,357	—	—
United Kingdom	719,341	94,688,642	—
United States	19,705	—	—
Affiliated Money Market Mutual Fund	15,644,979	—	—

Total	$37,532,319	$451,119,421	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2014 was as follows:

Banks	12.6%
Pharmaceuticals	10.4
Insurance	8.5
Oil, Gas & Consumable Fuels	7.2
Wireless Telecommunication Services	3.3
Affiliated Money Market Mutual Fund (including 0.5% of collateral for securities on loan)	3.2
Food & Staples Retailing	3.1
Auto Components	3.0
Automobiles	2.8
Metals & Mining	2.6
Aerospace & Defense	2.4
Media	2.4
Diversified Telecommunication Services	2.0
Chemicals	2.0
Capital Markets	1.9
Building Products	1.8
Tobacco	1.8
Real Estate Management & Development	1.7
Food Products	1.5
Containers & Packaging	1.5
Household Durables	1.5
Beverages	1.4
Electric Utilities	1.4
Airlines	1.3
Trading Companies & Distributors	1.3
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.0
Diversified Financial Services	1.0
Specialty Retail	1.0
Semiconductors & Semiconductor Equipment	0.9
Multiline Retail	0.8
Industrial Conglomerates	0.8
Road & Rail	0.8
IT Services	0.8
Commercial Services & Supplies	0.7
Communications Equipment	0.7
Health Care Providers & Services	0.7
Construction & Engineering	0.6
Construction Materials	0.6
Transportation Infrastructure	0.6
Multi-Utilities	0.5
Health Care Equipment & Supplies	0.5
Energy Equipment & Services	0.5
Hotels, Restaurants & Leisure	0.5
Consumer Finance	0.4
Gas Utilities	0.4
Marine	0.4
Diversified Consumer Services	0.3
Leisure Products	0.3
Electrical Equipment	0.3
Paper & Forest Products	0.2
Air Freight & Logistics	0.2
Life Sciences Tools & Services	0.2
Internet & Catalog Retail	0.2
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Distributors	0.1
Personal Products	0.1
Health Care Technology	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.1%
ASSET-BACKED SECURITIES — 8.3%
Collateralized Loan Obligations — 0.4%
CIFC Funding Ltd., Series 2012-1AR, Class A1R, 144A	1.382	%(c)	11/14/14	1,700	$1,693,669

Non-Residential Mortgage-Backed Securities — 3.7%
Ally Auto Receivables Trust, Series 2012-4, Class A3	0.590%		01/17/17	2,544	2,545,220
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.600%		02/15/17	3,400	3,401,904
Citibank Omni Master Trust, Series 2009-A17, Class A17, 144A	4.900%		11/15/18	3,400	3,405,869
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A1, 144A	0.200%		07/15/15	1,674	1,674,286
Nissan Auto Lease Trust, Series 2014-A, Class A1	0.180%		06/15/15	1,565	1,565,145
SLM Student Loan Trust, Series 2008-9, Class A	1.734	%(c)	01/26/15	2,722	2,804,486

					15,396,910

Residential Mortgage-Backed Securities — 4.2%
ABFC Trust, Series 2006-HE1, Class A2C	0.312	%(c)	11/25/14	3,167	1,966,869
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE5, Class 1A2	0.332	%(c)	11/25/14	3,564	3,411,032
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A4	0.395	%(c)	11/25/14	700	672,482
Countrywide Asset-Backed Certificates, Series 2005-16, Class MV1	0.615	%(c)	11/25/14	1,000	823,607
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.322	%(c)	11/25/14	2,342	2,119,823
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A3, 144A	0.372	%(c)	11/25/14	1,831	1,206,006
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M2	0.612	%(c)	11/25/14	2,000	1,468,220
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.082	%(c)	11/25/14	1,746	1,714,287
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class M1	0.592	%(c)	11/25/14	2,200	1,370,855
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	0.977	%(c)	05/25/35	2,359	2,234,680
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A	1.655	%(c)	04/25/35	296	285,240

					17,273,101

TOTAL ASSET-BACKED SECURITIES (cost $34,177,758)					34,363,680

BANK LOANS(c) — 1.3%
Automobiles — 0.1%
Chrysler Group LLC, Term Loan B	3.500%		05/24/17	499	495,491

Health Care Equipment & Supplies
Biomet, Inc., Term Loan B2	3.650%		07/25/17	100	99,641

Health Care Providers & Services — 1.2%
CHS/Community Health Systems, Inc., Term Loan E	3.480%		01/25/17	2,893	2,882,317
HCA, Inc., Term Loan B	2.900%		03/31/17	1,995	1,985,819

					4,868,136

TOTAL BANK LOANS (cost $5,489,159)					5,463,268

CERTIFICATES OF DEPOSIT(n) — 0.4%
Banco Bilbao Vizcaya Argentaria (Spain)	1.081%		05/16/16	1,000	998,935
Intesa Sanpaolo SpA (Italy)	1.610%		01/13/15	600	604,086

TOTAL CERTIFICATES OF DEPOSIT (cost $1,604,628)					1,603,021

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377%		06/10/49		800	871,620
UBS - Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.127	%(c)	03/10/46		15,566	1,057,411

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,023,728)						1,929,031

CORPORATE BONDS — 37.0%
Airlines
UAL 1991 Equipment Trust AB, Equipment Trust(g)(i)	10.850%		02/19/15		384	180,629

Auto Components — 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	6.950%		06/15/16		1,100	1,200,416

Automobiles — 2.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.831	%(c)	01/09/15		2,000	2,001,724
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15		2,600	2,614,391
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/09/15		1,400	1,404,668
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15		2,600	2,625,883

						8,646,666

Banks — 13.3%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.134	%(c)	04/11/17		1,400	1,393,300
Bank of America Corp., Sr. Unsec’d. Notes	0.490	%(c)	01/14/15		1,200	1,195,688
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		900	914,543
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		800	970,352
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625%		03/17/16		2,400	2,484,773
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		2,000	2,232,744
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.750%		12/12/14	GBP	300	482,112
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.540	%(c)	01/12/15		3,600	3,598,247
CaixaBank SA (Spain), Covered Bonds	3.250%		10/05/15	EUR	600	772,232
CaixaBank SA (Spain), Covered Bonds	5.125%		04/27/16	EUR	200	268,449
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17		1,200	1,233,000
Citigroup, Inc., Sr. Unsec’d. Notes	0.914	%(c)	11/15/16		2,100	2,108,318
Citigroup, Inc., Sr. Unsec’d. Notes	1.250%		01/15/16		3,800	3,816,196
Citigroup, Inc., Sub. Notes	4.875%		05/07/15		2,450	2,501,967
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	%(c)	12/23/14		1,000	1,032,200
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375%		02/13/15		1,300	1,307,206
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.891	%(c)	01/15/15		6,400	6,433,709
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.855	%(c)	02/26/16		4,900	4,916,116
KBC Bank NV (Belgium), Sub. Notes	8.000	%(c)	01/25/18		1,200	1,333,500
Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	12.000	%(c)	12/29/49		3,100	4,487,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15		3,800	3,854,291
Royal Bank of Scotland NV (Netherlands), Sub. Notes, MTN	0.899	%(c)	12/08/14	EUR	1,700	2,121,618
Sumitomo Mitsui Trust Bank Ltd. (Japan), Gtd. Notes, 144A	1.800%		03/28/18		2,700	2,684,213
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(c)	12/15/14		2,400	2,645,249

						54,787,273

Beverages — 0.5%
FBG Finance Pty. Ltd. (Australia), Gtd. Notes, 144A(g)	5.125%		06/15/15		1,800	1,849,000

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.300%		05/03/15		300	304,015
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		300	339,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.632	%(c)	01/22/15		400	400,036
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16		1,800	1,953,202
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18		3,200	3,664,499

						6,660,752

Consumer Finance — 3.9%
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		1,000	1,001,200
Ally Financial, Inc., Gtd. Notes	6.750%		12/01/14		2,300	2,306,900
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20		2,892	3,477,630
CitiFinancial, Inc., Sr. Unsec’d. Notes	6.625%		11/11/14		400	413,755
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.500%		01/15/16		2,100	2,135,650
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		2,000	2,081,470
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	0.684	%(c)	11/08/16		1,300	1,299,740
Navient Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15		500	505,000
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17		1,400	1,424,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		600	633,000
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%		12/01/15		100	103,250
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		500	545,000

						15,927,095

Diversified Financial Services — 0.5%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(g)	1.181	%(c)	01/15/15		2,000	2,008,018

Diversified Telecommunication Services — 2.4%
AT&T, Inc., Sr. Unsec’d. Notes	0.653	%(c)	03/30/17		1,300	1,302,166
Telefonica Emisiones SAU (Spain), Gtd. Notes	0.883	%(c)	12/23/14		1,000	998,698
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.632	%(c)	12/09/14		1,900	1,900,484
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.700%		11/02/15		2,400	2,401,771
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.764	%(c)	12/17/14		1,000	1,022,577
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.984	%(c)	09/14/18		200	209,273
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		2,200	2,265,006

						10,099,975

Food Products — 0.5%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	0.601	%(c)	07/21/16		2,100	2,098,918

Health Care Equipment & Supplies — 1.3%
Covidien International Finance SA, Gtd. Notes	1.350%		05/29/15		5,300	5,325,170

Health Care Providers & Services — 0.5%
HCA, Inc., Gtd. Notes	6.375%		01/15/15		2,200	2,222,000

Hotels, Restaurants & Leisure — 0.9%
MGM Resorts International, Gtd. Notes	6.625%		07/15/15		2,000	2,052,400
MGM Resorts International, Gtd. Notes	7.625%		01/15/17		1,400	1,527,750

						3,580,150

Independent Power & Renewable Electricity Producers — 0.5%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%		11/01/19		2,000	2,070,000

Insurance — 0.5%
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A(g)	1.700%		06/29/15		2,000	2,017,360

Machinery — 0.2%
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	5.750%		11/15/21	EUR	300	388,163
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(g)	6.250%		11/15/19		300	310,500

						698,663

Media — 1.6%
Discovery Communications LLC, Gtd. Notes	3.700%		06/01/15		3,700	3,765,727
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16		1,100	1,170,125
DISH DBS Corp., Gtd. Notes	7.750%		05/31/15		1,500	1,552,500

						6,488,352

Metals & Mining — 0.8%
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750%		01/30/21		2,500	2,656,750
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	5.550%		10/28/20		500	497,500

						3,154,250

Oil, Gas & Consumable Fuels — 1.5%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	0.608	%(c)	03/30/16		1,900	1,901,203
El Paso LLC, Sr. Unsec’d. Notes, MTN	7.800%		08/01/31		300	369,000
Statoil ASA (Norway), Gtd. Notes	0.694	%(c)	11/08/18		2,300	2,312,758
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.850%		06/01/39		1,300	1,763,209

						6,346,170

Paper & Forest Products — 0.9%
International Paper Co., Sr. Unsec’d. Notes	5.250%		04/01/16		3,600	3,811,388

Pharmaceuticals — 1.0%
Cardinal Health, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17		1,200	1,335,475
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Israel), Gtd. Notes	3.000%		06/15/15		1,300	1,319,584
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%		08/15/21		1,275	1,316,438

						3,971,497

Road & Rail — 0.4%
CSX Corp., Sr. Unsec’d. Notes	6.250%		03/15/18		1,600	1,831,243

Specialty Retail — 0.5%
L Brands, Inc., Sr. Unsec’d. Notes	6.900%		07/15/17		1,900	2,118,500

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		400	406,016

Tobacco
Altria Group, Inc., Gtd. Notes	9.700%		11/10/18		89	114,713

Trading Companies & Distributors — 0.5%
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	2,151,750

Wireless Telecommunication Services — 0.7%
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16		1,900	2,011,625
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17		700	791,000

						2,802,625

TOTAL CORPORATE BONDS (cost $148,327,600)						152,568,589

FOREIGN GOVERNMENT BONDS — 8.5%
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.810	%(s)	07/01/15	BRL	3,000	1,124,484
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.870	%(s)	04/01/15	BRL	7,000	2,698,665
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.240	%(s)	10/01/15	BRL	16,900	6,142,695
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.240	%(s)	01/01/17	BRL	7,400	2,324,318
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.860	%(s)	07/01/18	BRL	2,100	553,255
Italy Buoni Poliennali del Tesoro (Italy), Bonds	1.150%		05/15/17	EUR	1,700	2,150,101
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/15	EUR	800	1,026,980
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		04/15/16	EUR	400	524,162
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/16	EUR	3,600	4,753,639
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		07/15/15	EUR	1,000	1,288,502

Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.750%		06/01/17	EUR	1,400	1,930,901
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.860%		04/29/16	EUR	500	620,680
Mexican Bonos (Mexico), Bonds	9.500%		12/18/14	MXN	43,000	3,216,622
Spain Government Bond (Spain), Bonds	2.100%		04/30/17	EUR	1,100	1,426,894
Spain Government Bond (Spain), Bonds	3.150%		01/31/16	EUR	100	129,530
Spain Government Bond (Spain), Bonds	3.250%		04/30/16	EUR	400	521,780
Spain Government Bond (Spain), Bonds, 144A	5.400%		01/31/23	EUR	900	1,441,935
Spain Government Bond (Spain), Sr. Unsec’d. Notes	3.800%		01/31/17	EUR	1,300	1,745,247
Spain Government Bond (Spain), Sr. Unsec’d. Notes	5.500%		07/30/17	EUR	1,000	1,415,381

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,047,445)						35,035,771

MUNICIPAL BONDS — 5.0%
California — 1.7%
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs	7.618%		08/01/40		4,300	6,098,647
State of California, General Obligations Unlimited, BABs	7.600%		11/01/40		700	1,059,485

						7,158,132

Georgia — 0.3%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.655%		04/01/57		800	1,005,200

Illinois — 0.2%
Chicago Transit Authority, Series B, Revenue Bonds	6.899%		12/01/40		800	993,040

Kentucky — 1.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs	4.303%		11/01/19		800	866,080
Kentucky State Property & Building Commission, Revenue Bonds, BABs	4.403%		11/01/20		1,000	1,098,200
Kentucky State Property & Building Commission, Revenue Bonds, BABs	5.373%		11/01/25		1,900	2,132,332

						4,096,612

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds	5.000%		01/01/27		500	580,975

New York — 1.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	4.725%		11/01/23		1,400	1,573,180
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	4.905%		11/01/24		1,100	1,255,375
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.075%		11/01/25		1,100	1,281,104
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62		1,800	1,802,700

						5,912,359

Ohio — 0.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%		06/01/47		1,300	1,026,948

TOTAL MUNICIPAL BONDS (cost $18,969,198)						20,773,266

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.2%
Alternative Loan Trust, Series 2006-OA17, Class 1A1A	0.352	%(c)	11/20/14		927	704,270
Alternative Loan Trust, Series 2007-16CB, Class 5A1	6.250%		08/25/37		92	76,433
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1	0.345	%(c)	11/25/14		1,016	745,703
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.417	%(c)	10/03/39		1,120	1,116,341
Banc of America Funding Trust, Series 2006-I, Class 4A1	2.894	%(c)	10/20/46		77	58,473

Banc of America Mortgage Trust, Series 2005-B, Class 2A2	2.624	%(c)	03/25/35	44	40,526
BCAP LLC Trust, Series 2011-RR2, Class 1A1, 144A	2.885	%(c)	07/26/36	830	835,695
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	2.308	%(c)	02/25/33	4	4,295
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1	2.545	%(c)	08/25/35	740	649,708
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	2.926	%(c)	05/25/47	805	686,739
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	2.555	%(c)	05/25/35	218	219,322
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	1,981	1,863,072
Citigroup Mortgage Loan Trust, Series 2005-6, Class A2	2.280	%(c)	09/25/35	181	180,895
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	3.667	%(c)	09/25/37	659	573,601
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.367	%(c)	11/20/14	652	450,201
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.518	%(c)	07/25/44	343	345,121
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.795	%(c)	10/25/33	721	704,932
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	1.717	%(c)	01/25/32	1	1,399
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.668	%(c)	03/25/36	362	287,327
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.365	%(c)	11/25/14	192	176,056
Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B	0.342	%(c)	11/25/14	2,240	2,213,103
Residential Funding Mortgage Securities I Trust, Series 2003-S9, Class A1	6.500%		03/25/32	9	9,499
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	2.615	%(c)	03/25/36	688	685,314
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	2.610	%(c)	07/25/36	482	466,510

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,455,736)					13,094,535

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.	2.286	%(c)	09/01/35	10	10,511
Federal Home Loan Mortgage Corp.	2.376	%(c)	01/01/24	8	8,211
Federal Home Loan Mortgage Corp.	4.500%		TBA	4,000	4,332,500
Federal Home Loan Mortgage Corp.	5.500%		06/01/31	6	6,913
Federal Home Loan Mortgage Corp.	7.500%		09/01/16 - 07/01/17	4	4,504
Federal National Mortgage Assoc.	1.795	%(c)	01/01/20	29	30,218
Federal National Mortgage Assoc.	1.996	%(c)	12/01/34	42	44,334
Federal National Mortgage Assoc.	3.266	%(c)	05/01/36	30	31,475
Federal National Mortgage Assoc.	3.500%		08/01/20	178	188,469
Federal National Mortgage Assoc.	4.000%		12/01/40	284	303,289
Federal National Mortgage Assoc.	4.500%		01/01/25 - 02/01/33	311	337,069
Federal National Mortgage Assoc.	4.500%		TBA	8,000	8,652,500
Federal National Mortgage Assoc.	5.000%		TBA	25,000	27,681,640
Government National Mortgage Assoc.	1.625	%(c)	02/20/17 - 11/20/29	92	95,773
Government National Mortgage Assoc.	2.000	%(c)	08/20/22 - 10/20/26	27	28,210
Government National Mortgage Assoc.	8.500%		06/15/30 - 08/20/30	12	12,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,463,984)					41,768,218

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bonds	2.875%		05/15/43	2,000	1,925,312
U.S. Treasury Bonds	3.125%		08/15/44	12,900	13,059,237
U.S. Treasury Bonds	3.375%		05/15/44	8,300	8,805,130
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	%(h)(k)	01/15/22	7,100	7,357,330
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		07/15/22 - 01/15/23	16,900	17,216,068

U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23		5,300	5,418,504
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		07/15/21		5,700	6,182,035
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	%(h)(k)	01/15/21		3,800	4,364,109
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	%(h)	07/15/20		100	116,458
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%		01/15/28		900	1,160,780
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26		3,900	5,401,339
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25 - 01/15/27		11,400	16,953,285
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29		4,400	6,065,649

TOTAL U.S. TREASURY OBLIGATIONS (cost $94,612,253)						94,025,236

TOTAL LONG-TERM INVESTMENTS (cost $397,171,489)						400,624,615

SHORT-TERM INVESTMENTS — 11.0%
FOREIGN TREASURY OBLIGATIONS(n) — 4.0%
Mexico Cetes (Mexico)	3.090%		12/11/14	MXN	45,000	333,076
Mexico Cetes (Mexico)	3.100%		12/24/14	MXN	224,000	1,656,265
Mexico Cetes (Mexico)	3.100%		02/05/15	MXN	361,000	2,659,866
Mexico Cetes (Mexico)	3.120%		01/22/15	MXN	326,000	2,404,744
Mexico Cetes (Mexico)	3.130%		01/08/15	MXN	764,000	5,640,355
Mexico Cetes (Mexico)	3.240%		11/06/14	MXN	195,000	1,447,131
Mexico Cetes (Mexico)	10.600%		11/13/14	MXN	294,000	2,180,943

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $16,820,042)						16,322,380

COMMERCIAL PAPER(n) — 3.7%
Cooperatieve Centrale Raiffeisen-boerenleenbank BA (Netherlands), 144A	11.000%		12/31/14		900	1,174,500
Eni Finance USA, Inc.	0.572%		05/15/15		3,300	3,293,065
Ford Motor Credit Co. LLC	0.753%		12/08/14		200	199,551
Ford Motor Credit Co. LLC	7.000%		04/15/15		800	822,010
Lloyds Banking Group PLC (United Kingdom)	7.625%		12/29/14	GBP	600	967,014
Macquarie Bank Ltd.	0.433%		05/14/15		3,600	3,599,615
Royal Bank Of Scotland Group PLC (United Kingdom), 144A	6.990%		04/05/15		500	567,500
Vodafone Group PLC	0.510%		06/01/15		4,100	4,089,520
Vodafone Group PLC	0.600%		06/29/15		400	398,792

TOTAL COMMERCIAL PAPER (cost $15,111,214)						15,111,567

REPURCHASE AGREEMENT(m) — 1.9%
Citigroup Global Markets, Inc., 0.16%, dated 10/31/14, due 11/03/14 in the amount of $8,000,107 (cost $8,000,000)					8,000	8,000,000

CERTIFICATES OF DEPOSIT(n) — 1.2%
Bank of Montreal (Canada)	0.193%		12/08/14		2,100	2,100,076
Bank of Nova Scotia (Canada)	1.260%		02/01/15	CAD	3,100	2,741,384
Credit Suisse (Switzerland)	0.465%		12/17/14		300	299,977

TOTAL CERTIFICATES OF DEPOSIT (cost $5,236,553)						5,141,437

AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $772,713)(w)			772,713	772,713

TOTAL SHORT-TERM INVESTMENTS (cost $45,940,522)				45,348,097

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.1% (cost $443,112,011)(p)				445,972,712

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.2)%
CALL OPTIONS — (0.1)%
Currency Option AUD vs USD, expiring 12/15/14, @ FX Rate 0.89	Citigroup Global Markets	AUD	500	(2,361)
expiring 01/14/15, @ FX Rate 0.90	Bank of America	AUD	500	(2,432)
Currency Option USD vs BRL, expiring 01/21/15, @ FX Rate 2.80	JPMorgan Chase		400	(1,983)
expiring 01/23/15, @ FX Rate 2.80	JPMorgan Chase		400	(2,093)
Currency Option USD vs INR, expiring 12/05/14, @ FX Rate 63.00	Credit Suisse First Boston Corp.		300	(597)
expiring 12/18/14, @ FX Rate 63.00	JPMorgan Chase		500	(1,660)
expiring 12/24/14, @ FX Rate 62.80	Citigroup Global Markets		600	(2,769)
expiring 01/06/15, @ FX Rate 63.00	Hong Kong & Shanghai Bank		500	(2,742)
expiring 01/16/15, @ FX Rate 63.90	Barclays Capital Group		500	(1,981)
expiring 01/22/15, @ FX Rate 63.40	JPMorgan Chase		300	(1,938)
expiring 01/27/15, @ FX Rate 63.27	Barclays Capital Group		900	(6,323)
expiring 02/25/15, @ FX Rate 63.85	Hong Kong & Shanghai Bank		300	(2,500)
expiring 02/25/15, @ FX Rate 64.25	Barclays Capital Group		500	(3,516)
expiring 02/25/15, @ FX Rate 64.25	UBS AG		900	(6,328)
Currency Option USD vs JPY, expiring 11/05/14, @ FX Rate 107.70	Bank of America		700	(28,698)
expiring 11/06/14, @ FX Rate 108.25	Barclays Capital Group		500	(18,078)
expiring 11/10/14, @ FX Rate 107.60	Deutsche Bank AG		450	(18,873)
expiring 11/20/14, @ FX Rate 107.85	Deutsche Bank AG		450	(18,008)
Currency Option USD vs MXN, expiring 01/14/15, @ FX Rate 13.80	Hong Kong & Shanghai Bank		700	(5,221)
Interest Rate Swap Options, Pay a fixed rate of 1.03% and receive a floating rate based on 3-month LIBOR, expiring 11/14/14	Morgan Stanley		3,400	(520)
Pay a fixed rate of 1.68% and receive a floating rate based on 3-month LIBOR, expiring 11/14/14	Morgan Stanley		7,400	(6,785)
Pay a fixed rate of 1.58% and receive a floating rate based on 3-month LIBOR, expiring 11/17/14	Morgan Stanley		7,300	(1,572)
Pay a fixed rate of 1.65% and receive a floating rate based on 3-month LIBOR, expiring 11/18/14	Deutsche Bank AG		8,600	(6,020)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 11/18/14	JPMorgan Chase		2,300	(2,926)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.		2,700	(10,349)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 12/01/14	Morgan Stanley		6,600	(25,299)
Pay a fixed rate of 0.45% and receive a floating rate based on 3-month LIBOR, expiring 12/05/14	Goldman Sachs & Co.	EUR	1,700	(3,627)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 12/07/14	Deutsche Bank AG		1,500	(2,923)

Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 01/20/15	Goldman Sachs & Co.	EUR	3,800	(67,363)
Pay a fixed rate of 0.95% and receive a floating rate based on 3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR	900	(4,827)
Pay a fixed rate of 1.58% and receive a floating rate based on 3-month LIBOR, expiring 12/02/19	Morgan Stanley		400	(237)
Pay a fixed rate of 1.78% and receive a floating rate based on 3-month LIBOR, expiring 12/02/19	Morgan Stanley		18,000	(59,366)
iTraxx.O EU22 5 Year expiring 01/21/15, Strike Price $0.60	Goldman Sachs & Co.	EUR	600	(1,247)
expiring 01/21/15, Strike Price $0.60	JPMorgan Chase	EUR	600	(1,294)

				(322,456)

PUT OPTIONS — (0.1)%
5 Year CDX.O IG.22.V1 expiring 12/17/14, Strike Price $0.85	Bank of America		1,100	(212)
expiring 12/17/14, Strike Price $0.90	Citigroup Global Markets		1,000	(131)
expiring 12/17/14, Strike Price $0.95	Citigroup Global Markets		800	(69)
10 Year Euro-Bund expiring 11/21/14, Strike Price $146.00			900	113
expiring 11/21/14, Strike Price $151.00			900	6,203
expiring 11/21/14, Strike Price $151.50			2,800	12,281
expiring 11/21/14, Strike Price $152.00			1,800	4,737
10 Year U.S. Treasury Notes expiring 11/21/14, Strike Price $125.50			5,200	(13,000)
expiring 11/21/14, Strike Price $126.00			6,700	(28,266)
Currency Option AUD vs USD, expiring 11/05/14, @ FX Rate 0.87	Citigroup Global Markets	AUD	500	(497)
expiring 11/07/14, @ FX Rate 0.86	UBS AG	AUD	400	(289)
expiring 11/10/14, @ FX Rate 0.86	Bank of America	AUD	500	(315)
expiring 11/10/14, @ FX Rate 0.86	Citigroup Global Markets	AUD	500	(431)
expiring 11/14/14, @ FX Rate 0.86	Citigroup Global Markets	AUD	400	(634)
expiring 11/14/14, @ FX Rate 0.87	UBS AG	AUD	400	(1,006)
expiring 11/20/14, @ FX Rate 0.85	Citigroup Global Markets	AUD	500	(318)
expiring 11/21/14, @ FX Rate 0.85	Citigroup Global Markets	AUD	1,300	(1,119)
expiring 11/25/14, @ FX Rate 0.86	Barclays Capital Group	AUD	500	(1,410)
expiring 11/25/14, @ FX Rate 0.87	Bank of America	AUD	500	(2,365)
expiring 12/01/14, @ FX Rate 0.86	Credit Suisse First Boston Corp.	AUD	500	(1,546)
expiring 12/03/14, @ FX Rate 0.88	Deutsche Bank AG	AUD	900	(9,171)
expiring 12/15/14, @ FX Rate 0.85	Citigroup Global Markets	AUD	500	(1,113)
expiring 01/14/15, @ FX Rate 0.84	Bank of America	AUD	500	(1,765)
Currency Option EUR vs USD, expiring 11/07/14, @ FX Rate 1.25	Credit Suisse First Boston Corp.	EUR	400	(2,145)
expiring 11/07/14, @ FX Rate 1.26	Deutsche Bank AG	EUR	1,600	(12,210)
expiring 11/20/14, @ FX Rate 1.26	Deutsche Bank AG	EUR	500	(4,847)
Currency Option USD vs BRL, expiring 01/21/15, @ FX Rate 2.30	JPMorgan Chase		400	(751)
expiring 01/23/15, @ FX Rate 2.30	JPMorgan Chase		400	(761)
Currency Option USD vs INR, expiring 12/05/14, @ FX Rate 60.75	Credit Suisse First Boston Corp.		300	(629)
expiring 01/06/15, @ FX Rate 60.00	Hong Kong & Shanghai Bank		500	(653)
expiring 01/16/15, @ FX Rate 60.90	Barclays Capital Group		500	(2,151)
Currency Option USD vs JPY, expiring 11/11/14, @ FX Rate 97.00	Bank of America		700	—
expiring 11/11/14, @ FX Rate 97.00	Barclays Capital Group		400	—
expiring 11/11/14, @ FX Rate 98.00	UBS AG		400	—
expiring 12/03/14, @ FX Rate 110.00	UBS AG		800	(3,729)
expiring 12/03/14, @ FX Rate 110.50	UBS AG		800	(4,735)

expiring 01/07/15, @ FX Rate 110.50	UBS AG		600	(6,120)
expiring 07/03/15, @ FX Rate 100.00	UBS AG		1,000	(3,694)
expiring 09/30/15, @ FX Rate 99.00	Citigroup Global Markets		2,200	(11,808)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		200	(4,237)
Currency Option USD vs MXN, expiring 01/14/15, @ FX Rate 13.20	Hong Kong & Shanghai Bank		700	(2,731)
Interest Rate Swap Options,
Receive a fixed rate of 2.13% and pay a floating rate based on 3-month LIBOR, expiring 11/28/14	Morgan Stanley		5,500	(1,246)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.		2,700	(957)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, expiring 12/01/14	Morgan Stanley		6,600	(1,410)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, expiring 12/07/14	Deutsche Bank AG		1,500	(948)
Receive a fixed rate of 3.32% and pay a floating rate based on 3-month LIBOR, expiring 01/16/15	Morgan Stanley		1,700	(13,284)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 01/22/15	Goldman Sachs & Co.	EUR	3,800	(2,405)
Receive a fixed rate of 2.82% and pay a floating rate based on 3-month LIBOR, expiring 01/30/15	Morgan Stanley		600	(2,838)
Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, expiring 01/30/15	Morgan Stanley		900	(10,028)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, expiring 02/07/15	Morgan Stanley		2,600	(13,750)
Receive a fixed rate of 1.55% and pay a floating rate based on , expiring 03/23/15	Deutsche Bank AG	EUR	900	(2,807)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, expiring 09/14/15	Morgan Stanley		4,000	(32,515)
Receive a fixed rate of 2.52% and pay a floating rate based on 3-month LIBOR, expiring 09/22/15	Morgan Stanley		13,200	(126,687)
Receive a fixed rate of 2.03% and pay a floating rate based on 3-month LIBOR, expiring 12/02/19	Morgan Stanley		800	(495)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, expiring 12/05/19	Goldman Sachs & Co.		500	(190)
Receive a fixed rate of 0.63% and pay a floating rate based on 3-month LIBOR, expiring 12/09/19	Goldman Sachs & Co.	EUR	1,700	(389)
Receive a fixed rate of 2.77% and pay a floating rate based on 3-month LIBOR, expiring 01/27/20	Morgan Stanley		5,100	(475)
iTraxx.O EU22 5 Year expiring 01/21/15, Strike Price $0.60	Citigroup Global Markets	EUR	400	(862)
expiring 01/21/15, Strike Price $1.00	Citigroup Global Markets	EUR	400	(403)
expiring 01/21/15, Strike Price $1.00	Goldman Sachs & Co.	EUR	600	(689)
expiring 01/21/15, Strike Price $1.00	JPMorgan Chase	EUR	600	(605)
expiring 01/21/15, Strike Price $1.10	Goldman Sachs & Co.	EUR	300	(179)
expiring 01/21/15, Strike Price $1.20	Goldman Sachs & Co.	EUR	700	(26,219)

				(340,905)

TOTAL OPTIONS WRITTEN (premiums received $746,782)				(663,361)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.9% (cost $442,365,229)				445,309,351
Liabilities in excess of other assets(x) — (7.9)%				(32,635,956)

NET ASSETS — 100.0%				$412,673,395

See the Glossary for abbreviation used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayments; non-income producing securities.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	The aggregate value of Repurchase Agreements is $8,000,000. The Repurchase Agreement is collateralized by U.S. Treasury Security (coupon rate 2.500%, maturity date 05/15/24, with the aggregate value, including accrued interest, of $8,159,736. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate quoted represents yield-to-maturity as of purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolios, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$444,415,026

Appreciation	8,028,920
Depreciation	(6,471,234)

Net Unrealized Appreciation	$1,557,686

The book basis may differ from tax basis due to certain tax-related adjustments.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
585	90 Day Euro Dollar	Mar. 2015	$145,871,012	$145,869,750	$(1,262)
399	90 Day Euro Dollar	Dec. 2015	99,001,875	98,917,088	(84,787)
57	90 Day Euro Dollar	Jun. 2016	14,024,439	14,061,188	36,749
330	10 Year U.S. Treasury Notes	Dec. 2014	41,346,204	41,698,594	352,390
290	20 Year U.S. Treasury Bonds	Dec. 2014	40,949,524	40,917,188	(32,336)
131	Euro-BTP Italian Government Bond	Dec. 2014	21,315,367	21,393,652	78,285

					349,039

	Short Positions:
10	90 Day Sterling	Mar. 2015	1,983,819	1,986,019	(2,200)
16	90 Day Sterling	Jun. 2015	3,168,352	3,173,471	(5,119)
10	90 Day Sterling	Sep. 2015	1,976,221	1,980,220	(3,999)
66	10 Year Euro-Bund	Dec. 2014	12,429,705	12,481,435	(51,730)

					(63,048)

					$285,991

(1)	U.S. Treasury Securities with market values of $55,126 and $1,627,140 have been segregated with Bank of America and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at October 31, 2014.

Forward foreign currency exchange contracts outstanding at October 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/04/14	Goldman Sachs & Co.	AUD	7,268	$6,415,987	$6,394,087	$(21,900)
Expiring 12/02/14	JPMorgan Chase	AUD	972	855,107	853,457	(1,650)
Brazilian Real, Expiring 11/04/14	BNP Paribas	BRL	559	224,000	225,289	1,289
Expiring 11/04/14	BNP Paribas	BRL	332	133,000	133,994	994
Expiring 11/04/14	BNP Paribas	BRL	148	60,000	59,817	(183)
Expiring 11/04/14	BNP Paribas	BRL	68	27,000	27,234	234
Expiring 11/04/14	BNP Paribas	BRL	36	14,632	14,349	(283)
Expiring 11/04/14	BNP Paribas	BRL	9	3,372	3,444	72

Expiring 11/04/14	Credit Suisse First Boston Corp.	BRL	400	163,620	161,196	(2,424)
Expiring 11/04/14	JPMorgan Chase	BRL	707	289,372	285,085	(4,287)
Expiring 11/04/14	UBS AG	BRL	1,308	529,435	527,096	(2,339)
Expiring 11/04/14	UBS AG	BRL	32	13,180	12,985	(195)
Expiring 01/05/15	UBS AG	BRL	11,000	4,591,943	4,355,142	(236,801)
Canadian Dollar, Expiring 11/17/14	BNP Paribas	CAD	703	627,317	623,492	(3,825)
Euro, Expiring 11/04/14	BNP Paribas	EUR	797	1,016,150	998,785	(17,365)
Expiring 11/04/14	Citigroup Global Markets	EUR	3,012	3,813,012	3,774,580	(38,432)
Expiring 11/04/14	Deutsche Bank AG	EUR	4,233	5,359,630	5,304,713	(54,917)
Expiring 11/04/14	UBS AG	EUR	30,229	38,415,013	37,882,396	(532,617)
Expiring 11/20/14	Credit Suisse First Boston Corp.	EUR	1,652	2,195,627	2,070,469	(125,158)
Expiring 12/02/14	BNP Paribas	EUR	1,782	2,269,347	2,233,575	(35,772)
Expiring 12/02/14	BNP Paribas	EUR	887	1,126,099	1,111,774	(14,325)
Expiring 12/02/14	Deutsche Bank AG	EUR	1,513	1,905,197	1,896,408	(8,789)
Expiring 12/02/14	Goldman Sachs & Co.	EUR	1,400	1,761,277	1,754,773	(6,504)
Expiring 01/28/15	BNP Paribas	EUR	2,787	3,538,913	3,492,614	(46,299)
Expiring 06/15/15	Barclays Capital Group	EUR	1,025	1,372,553	1,286,847	(85,706)
Expiring 06/15/15	Barclays Capital Group	EUR	725	972,201	910,209	(61,992)
Expiring 06/15/15	BNP Paribas	EUR	1,140	1,528,181	1,431,225	(96,956)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	2,170	2,908,299	2,724,349	(183,950)
Expiring 06/15/15	JPMorgan Chase	EUR	1,558	2,083,202	1,956,007	(127,195)
Expiring 06/13/16	Deutsche Bank AG	EUR	802	1,083,983	1,016,321	(67,662)
Indian Rupee, Expiring 11/24/14	Hong Kong & Shanghai Bank	INR	16,434	267,000	266,299	(701)
Expiring 12/05/14	Barclays Capital Group	INR	4,261	69,000	68,891	(109)
Expiring 01/08/15	JPMorgan Chase	INR	10,133	162,000	162,594	594
Japanese Yen, Expiring 11/04/14	Barclays Capital Group	JPY	1,833,600	17,021,909	16,324,550	(697,359)
Expiring 11/04/14	Deutsche Bank AG	JPY	85,900	803,660	764,768	(38,892)
Expiring 11/04/14	Goldman Sachs & Co.	JPY	112,700	1,055,578	1,003,369	(52,209)
Expiring 11/04/14	JPMorgan Chase	JPY	177,700	1,646,117	1,582,064	(64,053)
Expiring 12/02/14	Citigroup Global Markets	JPY	176,900	1,636,554	1,575,310	(61,244)
Expiring 12/02/14	Citigroup Global Markets	JPY	95,800	888,759	853,107	(35,652)
Expiring 12/02/14	Deutsche Bank AG	JPY	135,200	1,241,359	1,203,968	(37,391)
Mexican Peso, Expiring 12/18/14	Barclays Capital Group	MXN	1,406	103,673	104,103	430
Expiring 12/18/14	BNP Paribas	MXN	20,070	1,500,590	1,486,057	(14,533)
Expiring 12/18/14	Goldman Sachs & Co.	MXN	20,040	1,500,000	1,483,807	(16,193)
Expiring 12/18/14	JPMorgan Chase	MXN	10,384	792,436	768,890	(23,546)
Expiring 12/18/14	UBS AG	MXN	5,341	400,000	395,495	(4,505)
Expiring 02/05/15	BNP Paribas	MXN	21,993	1,665,565	1,623,700	(41,865)
Expiring 02/05/15	JPMorgan Chase	MXN	1,939	141,503	143,151	1,648

				$116,192,352	$113,331,835	$(2,860,517)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/04/14	Deutsche Bank AG	AUD	1,256	$1,104,903	$1,104,977	$(74)
Expiring 11/04/14	Goldman Sachs & Co.	AUD	1,425	1,247,590	1,253,656	(6,066)
Expiring 11/04/14	Goldman Sachs & Co.	AUD	1,782	1,549,736	1,567,730	(17,994)
Expiring 11/04/14	Goldman Sachs & Co.	AUD	2,317	2,015,790	2,038,401	(22,611)
Expiring 11/04/14	Hong Kong & Shanghai Bank	AUD	488	423,674	429,322	(5,648)
Expiring 12/02/14	Goldman Sachs & Co.	AUD	7,268	6,403,108	6,381,613	21,495
Brazilian Real, Expiring 11/04/14	BNP Paribas	BRL	4	1,470	1,418	52
Expiring 11/04/14	BNP Paribas	BRL	1,148	469,669	462,710	6,959
Expiring 11/04/14	Credit Suisse First Boston Corp.	BRL	400	160,000	161,196	(1,196)
Expiring 11/04/14	JPMorgan Chase	BRL	148	60,000	59,817	183
Expiring 11/04/14	JPMorgan Chase	BRL	559	224,000	225,268	(1,268)
Expiring 11/04/14	UBS AG	BRL	1,340	565,129	540,081	25,048
Expiring 12/11/14	UBS AG	BRL	1,308	525,372	522,622	2,750
Expiring 01/05/15	JPMorgan Chase	BRL	11,000	4,732,811	4,355,142	377,669
Expiring 01/05/15	UBS AG	BRL	5,992	2,521,410	2,372,417	148,993
Expiring 04/02/15	BNP Paribas	BRL	18	7,431	7,074	357
Expiring 04/02/15	BNP Paribas	BRL	23	9,430	8,968	462
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	1,977	802,370	764,165	38,205
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	1,982	804,653	766,059	38,594
Expiring 04/02/15	JPMorgan Chase	BRL	1,369	523,234	529,347	(6,113)
Expiring 04/02/15	JPMorgan Chase	BRL	3,000	1,267,159	1,159,700	107,459
Expiring 07/02/15	BNP Paribas	BRL	52	21,618	19,718	1,900
Expiring 07/02/15	Deutsche Bank AG	BRL	547	225,859	206,097	19,762
Expiring 07/02/15	Goldman Sachs & Co.	BRL	2,401	990,973	905,386	85,587
Expiring 10/02/15	UBS AG	BRL	5,000	2,007,226	1,838,545	168,681
Expiring 10/02/15	UBS AG	BRL	11,900	4,616,519	4,375,737	240,782
British Pound, Expiring 12/11/14	Barclays Capital Group	GBP	330	530,787	527,726	3,061
Expiring 12/11/14	Citigroup Global Markets	GBP	73	118,263	116,739	1,524
Expiring 12/11/14	Hong Kong & Shanghai Bank	GBP	549	886,479	877,943	8,536
Canadian Dollar, Expiring 11/17/14	Barclays Capital Group	CAD	942	840,259	835,099	5,160
Expiring 02/10/15	Citigroup Global Markets	CAD	3,070	2,802,866	2,717,057	85,809
Danish Krone, Expiring 04/01/15	Hong Kong & Shanghai Bank	DKK	204	36,502	34,390	2,112
Euro, Expiring 11/04/14	Barclays Capital Group	EUR	1,316	1,676,394	1,649,186	27,208
Expiring 11/04/14	BNP Paribas	EUR	394	494,217	493,753	464
Expiring 11/04/14	BNP Paribas	EUR	4,726	5,953,824	5,922,531	31,293
Expiring 11/04/14	Citigroup Global Markets	EUR	892	1,124,066	1,117,837	6,229
Expiring 11/04/14	Deutsche Bank AG	EUR	1,106	1,395,371	1,386,018	9,353
Expiring 11/04/14	Deutsche Bank AG	EUR	1,434	1,811,624	1,797,061	14,563
Expiring 11/04/14	JPMorgan Chase	EUR	1,146	1,463,493	1,436,145	27,348
Expiring 11/04/14	UBS AG	EUR	30,044	38,434,238	37,650,557	783,681
Expiring 12/02/14	UBS AG	EUR	30,229	38,420,999	37,889,309	531,690
Expiring 06/15/15	Barclays Capital Group	EUR	619	824,138	777,130	47,008
Expiring 06/15/15	Barclays Capital Group	EUR	962	1,306,983	1,207,753	99,230
Expiring 06/15/15	BNP Paribas	EUR	708	960,183	888,866	71,317

Expiring 06/15/15	Citigroup Global Markets	EUR	1,315	1,797,605	1,650,930	146,675
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	396	538,611	497,162	41,449
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	966	1,310,041	1,212,775	97,266
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	1,652	2,198,789	2,074,020	124,769
Expiring 08/07/15	Deutsche Bank AG	EUR	100	133,793	125,632	8,161
Expiring 06/13/16	Deutsche Bank AG	EUR	1,423	1,948,372	1,803,272	145,100
Expiring 06/27/16	Barclays Capital Group	EUR	1,137	1,563,432	1,441,511	121,921
Indian Rupee, Expiring 12/05/14	JPMorgan Chase	INR	4,261	69,000	68,891	109
Expiring 01/08/15	Hong Kong & Shanghai Bank	INR	6,755	108,000	108,396	(396)
Japanese Yen, Expiring 11/04/14	Barclays Capital Group	JPY	85,200	782,086	758,536	23,550
Expiring 11/04/14	Barclays Capital Group	JPY	529,400	4,825,889	4,713,251	112,638
Expiring 11/04/14	Deutsche Bank AG	JPY	66,800	615,602	594,721	20,881
Expiring 11/04/14	Deutsche Bank AG	JPY	396,000	3,639,706	3,525,590	114,116
Expiring 11/04/14	Hong Kong & Shanghai Bank	JPY	424,300	3,870,291	3,777,545	92,746
Expiring 11/04/14	JPMorgan Chase	JPY	708,200	6,507,756	6,305,108	202,648
Expiring 12/02/14	Barclays Capital Group	JPY	1,833,600	17,025,180	16,328,364	696,816
Expiring 08/07/15	Hong Kong & Shanghai Bank	JPY	112,165	1,100,000	1,002,424	97,576
Mexican Peso, Expiring 11/06/14	BNP Paribas	MXN	19,367	1,459,672	1,437,649	22,023
Expiring 11/13/14	Goldman Sachs & Co.	MXN	1,191	90,252	88,401	1,851
Expiring 11/13/14	Goldman Sachs & Co.	MXN	27,995	2,113,744	2,077,266	36,478
Expiring 12/11/14	Goldman Sachs & Co.	MXN	4,459	338,596	330,281	8,315
Expiring 12/18/14	Barclays Capital Group	MXN	1,359	101,779	100,623	1,156
Expiring 12/18/14	Barclays Capital Group	MXN	9,684	717,498	717,025	473
Expiring 12/18/14	BNP Paribas	MXN	4,786	355,000	354,374	626
Expiring 12/18/14	BNP Paribas	MXN	10,888	809,000	806,179	2,821
Expiring 12/18/14	Citigroup Global Markets	MXN	1,665	122,740	123,280	(540)
Expiring 12/18/14	Citigroup Global Markets	MXN	3,314	246,000	245,379	621
Expiring 12/18/14	Credit Suisse First Boston Corp.	MXN	3,831	284,000	283,668	332
Expiring 12/18/14	Deutsche Bank AG	MXN	557	41,000	41,253	(253)
Expiring 12/18/14	Deutsche Bank AG	MXN	3,327	246,000	246,332	(332)
Expiring 12/18/14	Deutsche Bank AG	MXN	3,405	251,000	252,124	(1,124)
Expiring 12/18/14	Deutsche Bank AG	MXN	9,163	680,000	678,424	1,576
Expiring 12/18/14	Deutsche Bank AG	MXN	12,006	891,000	888,985	2,015
Expiring 12/18/14	Deutsche Bank AG	MXN	33,065	2,514,625	2,448,193	66,432
Expiring 12/18/14	Goldman Sachs & Co.	MXN	1,085	80,000	80,361	(361)
Expiring 12/18/14	Goldman Sachs & Co.	MXN	11,410	860,961	844,820	16,141
Expiring 12/18/14	JPMorgan Chase	MXN	3,849	287,000	284,954	2,046
Expiring 12/18/14	UBS AG	MXN	2,450	182,000	181,408	592
Expiring 12/18/14	UBS AG	MXN	2,526	186,000	187,049	(1,049)
Expiring 12/18/14	UBS AG	MXN	12,122	898,000	897,535	465
Expiring 12/24/14	BNP Paribas	MXN	22,062	1,674,490	1,632,952	41,538
Expiring 01/08/15	BNP Paribas	MXN	72,993	5,549,528	5,397,832	151,696
Expiring 01/08/15	UBS AG	MXN	2,274	172,720	168,175	4,545
Expiring 01/22/15	BNP Paribas	MXN	1,481	111,707	109,400	2,307
Expiring 01/22/15	BNP Paribas	MXN	9,081	685,986	670,970	15,016

Expiring 01/22/15	BNP Paribas	MXN	20,057	1,510,753	1,481,981	28,772
Expiring 01/22/15	Goldman Sachs & Co.	MXN	1,580	119,619	116,731	2,888
Expiring 02/05/15	BNP Paribas	MXN	11,932	903,185	880,936	22,249
Expiring 02/05/15	Deutsche Bank AG	MXN	23,666	1,791,192	1,747,201	43,991

				$206,671,020	$201,172,135	$5,498,885

Interest rate swap agreements outstanding at October 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter Swap Agreements
BRL	8,900	01/02/15	8.270%	Brazilian interbank overnight lending rate(1)	$(80,651)	$(3,565)	$(77,086)	Morgan Stanley
BRL	7,900	01/02/15	8.560%	Brazilian interbank overnight lending rate(1)	(57,442)	67	(57,509)	UBS AG
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	64,425	603	63,822	Morgan Stanley
BRL	100	01/02/17	10.770%	Brazilian interbank overnight lending rate(1)	43	(499)	542	Bank of America
BRL	100	01/02/17	10.910%	Brazilian interbank overnight lending rate(1)	353	(323)	676	Goldman Sachs & Co.
BRL	5,200	01/02/17	11.470%	Brazilian interbank overnight lending rate(1)	1,245	6,010	(4,765)	Deutsche Bank AG
BRL	7,600	01/02/17	11.470%	Brazilian interbank overnight lending rate(1)	51,280	5,162	46,118	JPMorgan Chase
BRL	400	01/04/21	11.250%	Brazilian interbank overnight lending rate(1)	420	(2,096)	2,516	Goldman Sachs & Co.
BRL	700	01/04/21	11.250%	Brazilian interbank overnight lending rate(1)	1,462	(1,302)	2,764	UBS AG
BRL	1,500	01/04/21	11.250%	Brazilian interbank overnight lending rate(1)	(7,832)	(123)	(7,709)	Deutsche Bank AG
BRL	1,800	01/04/21	11.250%	Brazilian interbank overnight lending rate(1)	3,758	(3,267)	7,025	Bank of America
BRL	800	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	(1,231)	1,758	(2,989)	Morgan Stanley
BRL	1,800	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	9,100	(1,606)	10,706	Bank of America
BRL	3,200	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	(5,249)	(2,463)	(2,786)	Deutsche Bank AG

BRL	16,500	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	(25,875)	22,466	(48,341)	Citigroup Global Markets
BRL	100	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	506	(74)	580	Credit Suisse First Boston Corp.
BRL	4,900	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	3,339	4,239	(900)	Deutsche Bank AG
BRL	300	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	236	(1,240)	1,476	UBS AG
BRL	800	01/04/21	12.000%	Brazilian interbank overnight lending rate(1)	5,973	244	5,729	Deutsche Bank AG
BRL	1,300	01/04/21	12.055%	Brazilian interbank overnight lending rate(1)	7,218	(5,325)	12,543	Morgan Stanley
BRL	200	01/04/21	12.560%	Brazilian interbank overnight lending rate(1)	3,276	1,649	1,627	Morgan Stanley
BRL	35,500	01/02/27	11.470%	Brazilian interbank overnight lending rate(1)	8,497	23,358	(14,861)	Goldman Sachs & Co.
MXN	2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	5,055	(705)	5,760	Deutsche Bank AG
MXN	5,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	12,638	(1,138)	13,776	Bank of America
MXN	2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	4,765	(493)	5,258	Goldman Sachs & Co.
MXN	2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	5,053	(578)	5,631	JPMorgan Chase
MXN	13,200	07/07/21	5.610%	28 day Mexican interbank rate(1)	(3,175)	(21,360)	18,185	UBS AG
MXN	27,200	12/14/21	5.840%	28 day Mexican interbank rate(1)	17,367	5,822	11,545	UBS AG
MXN	21,500	09/10/29	6.915%	28 day Mexican interbank rate(1)	33,989	28,083	5,906	Citigroup Global Markets
MXN	3,000	06/19/34	6.810%	28 day Mexican interbank rate(2)	(5,244)	(1,303)	(3,941)	Deutsche Bank AG

					$53,299	$52,001	$1,298

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
GBP	7,800	09/18/16	1.500%	6 month LIBOR(2)	$(25,631)	$(64,416)	$(38,785)
GBP	1,000	09/18/16	1.500%	6 month LIBOR(2)	(4,672)	(8,258)	(3,586)
GBP	6,700	10/05/16	1.590%	6 month LIBOR(2)	134	(26,396)	(26,530)
GBP	1,600	10/07/16	1.510%	6 month LIBOR(2)	16	(4,188)	(4,204)
GBP	3,000	10/05/17	1.880%	6 month LIBOR(2)	—	(24,880)	(24,880)
MXN	91,400	09/14/21	5.840%	28 day Mexican interbank rate(1)	(55,215)	76,299	131,514
MXN	12,300	09/10/29	6.915%	28 day Mexican interbank rate(1)	16,594	20,829	4,235
MXN	68,000	06/19/34	6.810%	3-month LIBOR(1)	40,181	(84,088)	(124,269)
	16,300	12/30/14	0.087%	3 month LIBOR(1)	—	(72)	(72)

22,600	03/03/15	0.089%	3 month LIBOR(1)	(118)	(194)	(76)
23,900	10/16/19	1.650%	3 month LIBOR(1)	(8,572)	(94,362)	(85,790)
1,100	06/19/24	4.000%	3-month LIBOR(1)	18,118	35,246	17,128
5,700	10/16/24	2.550%	3 month LIBOR(2)	—	(46,261)	(46,261)
700	12/17/24	3.000%	3 month LIBOR(1)	22,657	30,529	7,872
32,400	06/19/43	3.000%	3-month LIBOR(2)	1,780,720	(99,805)	(1,880,525)
9,000	12/18/43	2.800%	3 month LIBOR(2)	419,641	351,754	(67,887)

				$2,203,853	$61,737	$(2,142,116)

(1)	Portfolio receives the fixed rate and pays the floating rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at October 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1)
Federal Republic of Brazil	09/20/16	1.000%	9,800	0.716%	$65,211	$(82,914)	$148,125	JPMorgan Chase
Government of Greece	12/20/15	1.000%	800	9.010%	(67,898)	(38,103)	(29,795)	Goldman Sachs & Co.
Government of Italy	03/20/16	1.000%	100	0.584%	877	865	12	Bank of America
Government of Italy	09/20/16	1.000%	100	0.584%	877	905	(28)	Deutsche Bank AG
Government of Italy	03/20/19	1.000%	5,800	1.024%	(150)	(83,653)	83,503	Deutsche Bank AG
Government of Italy	03/20/19	1.000%	1,400	1.024%	(36)	(20,475)	20,439	Morgan Stanley
Government of Italy	06/20/19	1.000%	800	1.056%	(1,353)	(13,105)	11,752	Deutsche Bank AG
Government of Italy	06/20/19	1.000%	100	1.056%	(169)	(667)	498	Deutsche Bank AG
Government of Italy	06/20/19	1.000%	3,300	1.056%	(5,580)	(52,666)	47,086	Bank of America
Government of Italy	06/20/19	1.000%	100	1.056%	(169)	(568)	399	Barclays Capital Group
Government of Italy	09/20/19	1.000%	100	1.085%	(333)	(57)	(276)	Bank of America
Government of Italy	12/20/19	1.000%	100	1.111%	(493)	230	(723)	Barclays Capital Group
Government of Italy	06/20/17	1.000%	100	0.730%	796	492	304	Goldman Sachs & Co.
People’s Republic of China	12/20/19	1.000%	1,200	0.787%	13,101	7,821	5,280	JPMorgan Chase
People’s Republic of China	12/20/19	1.000%	200	0.787%	2,184	1,255	929	Morgan Stanley
Rosneft Oil Co. Via Rosneft	03/20/15	1.000%	1,200	3.290%	(8,756)	(5,959)	(2,797)	Citigroup Global Markets
Russian Federation	09/20/15	1.000%	800	1.968%	(6,118)	(7,443)	1,325	Citigroup Global Markets
Russian Federation	09/20/15	1.000%	100	1.968%	(765)	(974)	209	Deutsche Bank AG
Russian Federation	09/20/15	1.000%	200	1.968%	(1,529)	(2,036)	507	Barclays Capital Group
Russian Federation	09/20/19	1.000%	2,600	2.392%	(159,458)	(145,380)	(14,078)	Barclays Capital Group
Russian Federation	12/20/19	1.000%	900	2.424%	(58,738)	(63,260)	4,522	Goldman Sachs & Co.
Russian Federation	12/20/19	1.000%	300	2.424%	(19,579)	(21,350)	1,771	Barclays Capital Group
United Mexican States	09/20/16	1.000%	9,800	0.338%	134,059	23,722	110,337	JPMorgan Chase
United Mexican States	09/20/19	1.000%	100	0.746%	1,327	674	653	Bank of America
United Mexican States	09/20/19	1.000%	1,200	0.746%	15,921	8,373	7,548	JPMorgan Chase
United Mexican States	09/20/19	1.000%	600	0.746%	7,961	3,906	4,055	Morgan Stanley

					$(88,810)	$(490,367)	$401,557

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at October 31, 2014(5)	Value at Trade Date	Unrealized Appreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(2)
Dow Jones CDX IG23 5Y Index	12/20/19	1.000%	3,400	$64,245	$47,753	$16,492
iTraxx Europe V22	12/20/19	1.000%	4,800	105,190	51,733	53,457

			8,200	$169,435	$99,486	$69,949

Cash of $351,000, $10,000, 354,000 and $291,000 has been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp. and Morgan Stanley, respectively, and U.S. Treasury Securities with market values of $268,737, $34,937 and $2,352,733 have been segregated with Barclays Capital Group, Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at October 31, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,693,669	$—
Non-Residential Mortgage-Backed Securities	—	15,396,910	—
Residential Mortgage-Backed Securities	—	17,273,101	—
Bank Loans	—	5,463,268	—
Certificates of Deposit	—	1,603,021	—
Commercial Mortgage-Backed Securities	—	1,929,031	—
Corporate Bonds	—	152,568,589	—
Foreign Government Bonds	—	35,035,771	—
Municipal Bonds	—	20,773,266	—
Residential Mortgage-Backed Securities	—	13,094,535	—
U.S. Government Agency Obligations	—	41,768,218	—
U.S. Treasury Obligations	—	94,025,236	—
Foreign Treasury Obligations	—	16,322,380	—
Commercial Paper	—	15,111,567	—
Repurchase Agreement	—	8,000,000	—
Certificates of Deposit	—	5,141,437	—
Affiliated Money Market Mutual Fund	772,713	—	—
Options Written
Call Options	—	(322,456)	—
Put Options	(17,932)	(322,973)	—
Other Financial Instruments*
Financial Futures Contracts	285,991	—	—
Forward Foreign Currency Exchange Contracts	—	2,638,368	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	53,299	—
Exchange-traded swap agreements	—	(2,142,116)	—
Credit Default Swap Agreements
Over-the-counter swap agreements	—	(88,810)	—
Exchange-traded swap agreements	—	69,949	—

Total	$1,040,772	$445,085,260	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as, futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of October 31, 2014 categorized by risk exposure:

Derivative Fair Value at 10/31/14
Credit contracts	$(50,771)
Foreign exchange contracts	2,427,087
Interest rate contracts	(2,222,996)

Total	$153,320

Intermediate-Term Bond Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 106.1%
ASSET-BACKED SECURITIES — 3.7%
Collateralized Loan Obligations — 0.6%
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	0.471	%(c)	11/15/17	14	$13,656
Franklin CLO Ltd., Series 5A, Class A2, 144A	0.494	%(c)	06/15/18	436	434,751
Jersey Street CLO Ltd. (Cayman Islands), Series 2006-1A, Class A, 144A	0.481	%(c)	10/20/18	205	204,268

					652,675

Non-Residential Mortgage-Backed Security — 1.0%
SLM Student Loan Trust, Series 2008-9, Class A	1.734	%(c)	04/25/23	1,210	1,246,438

Residential Mortgage-Backed Securities — 2.1%
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV5	1.055	%(c)	04/25/35	500	388,403
GSAA Home Equity Trust, Series 2007-8, Class A3	0.602	%(c)	08/25/37	1,160	1,034,569
Morgan Stanley ABS Capital I Inc., Trust, Series 2007-HE5, Class A2A	0.262	%(c)	03/25/37	838	467,935
RAAC Trust, Series 2007-SP3, Class A1	1.355	%(c)	09/25/47	531	522,440
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.282	%(c)	05/25/37	208	149,729

					2,563,076

TOTAL ASSET-BACKED SECURITIES (cost $4,310,987)					4,462,189

CERTIFICATES OF DEPOSIT — 3.8%
Banco Bilbao Vizcaya Argentaria (Spain)	0.981	%(c)	10/23/15	1,000	998,651
Credit Suisse (Switzerland)	0.555	%(c)	08/24/15	2,600	2,598,958
Sumitomo Mitsui Banking Corp. (Japan)	0.553	%(c)	04/29/16	1,000	999,700

TOTAL CERTIFICATES OF DEPOSIT (cost $4,601,789)					4,597,309

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Commercial Mortgage Trust, Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	954	967,092
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A	5.695	%(c)	09/15/40	600	646,075
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 3A, 144A	5.563	%(c)	06/10/49	600	643,747
Credit Suisse Mortgage Capital Certificates, Series 2010-RR7, Class 2A, 144A	5.467	%(c)	09/18/39	566	593,280

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,695,847)					2,850,194

CORPORATE BONDS — 23.6%
Airlines — 0.2%
UAL 1991 Equipment Trust AB, Equipment Trust(i)	0.109%		02/19/15	576	270,943

Banks — 11.4%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15	500	510,000
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	1,510	1,642,415
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	100	111,313
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	235	256,257
Bank of America NA, Sub. Notes	0.534	%(c)	06/15/17	400	397,024
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17	1,000	1,045,109
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15	100	100,099

Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16		400	399,800
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		100	104,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19		2,000	2,388,070
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		100	103,434
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19		100	116,050
JPMorgan Chase Bank NA, Sub. Notes	0.767	%(c)	05/31/17	EUR	1,000	1,251,582
JPMorgan Chase Bank NA, Sub. Notes	4.375	%(c)	11/30/21	EUR	200	263,763
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		700	783,941
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15		1,200	1,231,284
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.050%		01/08/15		1,100	1,108,379
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16		1,900	1,912,848

						13,726,243

Diversified Financial Services — 5.4%
Ally Financial, Inc., Gtd. Notes	3.500%		07/18/16		1,100	1,117,600
BNP Paribas Home Loan SFH (France), Covered Bonds, 144A	2.200%		11/02/15		2,500	2,541,073
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A , Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24		181	190,842
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		1,700	1,716,274
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.875%		01/15/15		200	201,255
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	2.851%		N/A		1,800	263,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	5.625%		N/A		600	88,500
Navient LLC, Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		350	364,000

						6,482,794

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		09/15/20		100	108,572

Electric Utilities — 2.7%
Entergy Corp., Sr. Unsec’d. Notes	3.625%		09/15/15		1,200	1,225,831
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15		600	605,437
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%		05/01/18		1,300	1,458,414

						3,289,682

Healthcare Providers & Services — 1.0%
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		700	701,750
HCA, Inc., Sr. Sec’d. Notes	7.250%		09/15/20		500	530,000

						1,231,750

Multi-Utilities — 1.0%
CMS Energy Corp., Sr. Unsec’d. Notes	4.250%		09/30/15		1,200	1,236,918

Oil, Gas & Consumable Fuels — 1.8%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15		400	408,980
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	5.450%		07/15/20		600	678,692
Gazprom Oao Via Gaz Capital Sa (Russia), Sr. Unsec’d. Notes	8.125%		02/04/15	EUR	400	508,778
Southwestern Energy Co., Sr. Unsec’d. Notes	4.100%		03/15/22		100	101,650
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	3.800%		10/01/20		500	524,292

						2,222,392

TOTAL CORPORATE BONDS (cost $27,861,066)						28,569,294

FOREIGN GOVERNMENT BONDS — 5.4%
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.741	%(s)	01/01/18	BRL	17,600	4,918,845
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	6.000%		08/15/22	BRL	500	504,869
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%		01/01/21	BRL	1,400	516,370
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, Reg S	5.500%		10/26/22		500	549,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,155,965)						6,489,459

MUNICIPAL BONDS — 5.2%
California — 0.8%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	5.035%		05/15/21		325	365,469
Tobacco Securitization Authority of Southern California, Revenue Bonds	5.000%		06/01/37		800	638,864

						1,004,333

Florida — 0.8%
County of Broward Florida, Revenue Bonds, BABs	6.206%		10/01/30		800	919,832

Illinois — 0.9%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.293%		01/01/24		1,000	1,068,510

New York — 2.1%
New York City Transitional Finance Authority, Revenue Bonds	5.008%		08/01/27		1,200	1,346,196
New York City Transitional Finance Authority, Revenue Bonds, BABs	4.075%		11/01/20		1,100	1,204,522

						2,550,718

West Virginia — 0.6%
Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds	7.467%		06/01/47		865	728,581

TOTAL MUNICIPAL BONDS (cost $5,928,595)						6,271,974

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.5%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		24	25,159
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.332	%(c)	02/25/45		83	82,401
Banc of America Funding Corp., Series 2006-A, Class 1A1	2.640	%(c)	02/20/36		130	129,370
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		661	618,004
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2	2.655	%(c)	11/25/34		188	190,647
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	2.730	%(c)	11/25/34		497	452,058
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	2.264	%(c)	08/25/35		236	236,868
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1	2.651	%(c)	11/25/36		533	385,583
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1	2.583	%(c)	11/25/36		519	354,404
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A1	0.482	%(c)	02/25/35		483	443,443
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A	2.514	%(c)	10/25/35		129	127,639
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1	2.500	%(c)	10/25/35		786	771,317
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33		11	11,562
EMF-NL (Netherlands), Series 2008-APRX, Class A2	1.002	%(c)	04/17/41	EUR	711	838,485
Fannie Mae REMICS, Series 2007-114, Class A6	0.352	%(c)	10/27/37		1,500	1,497,062

FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	177	202,716
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.192%		12/25/36	378	375,806
Freddie Mac REMICS, Series 3346, Class FA	0.383	%(c)	02/15/19	340	340,139
Government National Mortgage Assoc., Series 2000-9, Class FG	0.752	%(c)	02/16/30	40	40,205
Government National Mortgage Assoc., Series 2000-9, Class FH	0.652	%(c)	02/16/30	51	51,488
Government National Mortgage Assoc., Series 2011-H21, Class FT	0.820	%(c)	10/20/61	512	514,845
Government National Mortgage Assoc., Series 2012-H29, Class SA	0.671	%(c)	10/20/62	423	424,625
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.357	%(c)	12/20/54	57	56,542
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.382	%(c)	06/25/45	292	249,533
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.660	%(c)	09/25/35	172	172,961
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.155	%(c)	10/25/35	194	183,843
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.365	%(c)	02/25/36	231	211,268
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.526	%(c)	11/06/17	908	909,970
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	6.500	%(c)	01/25/34	83	85,527
Sequoia Mortgage Trust, Series 10, Class 2A1	0.917	%(c)	10/20/27	124	115,792
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.403	%(c)	07/19/35	99	90,568
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.218	%(c)	01/25/32	17	16,115
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A	1.515	%(c)	06/25/42	196	188,846
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR9, Class 1A	1.515	%(c)	08/25/42	10	9,742
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.445	%(c)	10/25/45	1,159	1,108,568

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,737,713)					11,513,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal National Mortgage Assoc.	2.261	%(c)	07/01/25	7	7,044
Federal National Mortgage Assoc.	2.750	%(c)	08/01/24	16	16,311
Federal National Mortgage Assoc.	4.500%		08/01/40 - 04/01/41	545	595,969
Federal National Mortgage Assoc.	5.233	%(c)	12/01/30	2	2,575
Government National Mortgage Assoc.	1.625	%(c)	05/20/23 - 07/20/30	440	456,578
Government National Mortgage Assoc.	2.000	%(c)	10/20/24 - 06/20/27	83	85,911
Government National Mortgage Assoc.	2.500	%(c)	02/20/25	27	27,702
Small Business Administration Participation Certificates, Series 2008-20A, Class 1	5.170%		01/01/28	112	123,377
Small Business Administration Participation Certificates, Series 2008-20D, Class 1	5.370%		04/01/28	220	244,778

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,506,375)					1,560,245

U.S. TREASURY OBLIGATIONS — 51.3%
U.S. Treasury Bonds	3.125%		08/15/44	1,100	1,113,578
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		07/15/22 - 07/15/24	9,800	9,606,663

U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26		200	276,992
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29		310	427,353
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29		60	124,716
U.S. Treasury Notes(k)(h)	1.375%	07/31/18		11,100	11,139,028
U.S. Treasury Notes	1.625%	04/30/19 - 07/31/19		12,400	12,434,298
U.S. Treasury Notes	1.750%	09/30/19		6,500	6,543,166
U.S. Treasury Notes	2.125%	09/30/21		1,200	1,206,750
U.S. Treasury Notes	2.250%	04/30/21		4,500	4,571,015
U.S. Treasury Notes	2.375%	12/31/20		6,300	6,463,409
U.S. Treasury Notes	2.750%	11/15/23 - 02/15/24		7,900	8,210,470

TOTAL U.S. TREASURY OBLIGATIONS (cost $61,906,356)					62,117,438

TOTAL LONG-TERM INVESTMENTS (cost $127,704,693)					128,431,203

SHORT-TERM INVESTMENTS — 4.1%
FOREIGN TREASURY OBLIGATION(n) — 0.5%
Slovenia Ministry of Finance (Slovenia) (cost $633,835)	0.177%	04/09/15	EUR	500	625,227

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $577,569)(w)				577,569	577,569

			Notional Amount (000)#
OPTION PURCHASED*
Call Option
90 Day Euro Dollar Futures, expiring 12/15/14, Strike Price $99.75 (cost $16,408)				184,000	3,680

			Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 3.1%
Citigroup Global Markets, Inc. 0.16%, dated 10/31/14, due 11/03/14 in the amount of $3,700,049 (cost $3,700,000)				3,700	3,700,000

TOTAL SHORT-TERM INVESTMENTS (cost $4,927,812)					4,906,476
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.2% (cost $132,632,505)(p)					133,337,679

SECURITY SOLD SHORT — (0.9)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $1,075,000)	4.500%	TBA		1,000	(1,083,750)

	Counterparty		Notional Amount (000)#		Value
OPTIONS WRITTEN*
Call Options
90 Day Euro Dollar Futures, expiring 12/15/14, Strike Price $99.00				184,000	(460)
Currency Options GBP vs USD, expiring 11/26/14, @ FX Rate 1.69		Citigroup Global Markets	GBP	913	(14)
Currency Options USD vs KRW, expiring 11/26/14, @ FX Rate 1,045.00		Citigroup Global Markets		1,242	(35,478)
Interest Rate Swap Options,
Pay a fixed rate of 2.42% and receive a floating rate based on 3 Month LIBOR, expiring 12/01/14		Morgan Stanley & Co.		2,500	(9,389)

					(45,341)

Put Options
Currency Options USD vs KRW, expiring 11/26/14,@ FX Rate 1,000.00		Citigroup Global Markets		1,242	(3)
Interest Rate Swap Options,
Receive a fixed rate of 2.86% and pay a floating rate based on 3 Month LIBOR, expiring 12/01/14		Morgan Stanley & Co.		2,500	(703)
Receive a fixed rate of 4.13% and pay a floating rate based on 3 Month LIBOR, expiring 11/25/14		JPMorgan Chase	AUD	800	(153)
Receive a fixed rate of 4.05% and pay a floating rate based on 3 Month LIBOR, expiring 11/26/14		Citigroup Global Markets	AUD	800	(419)
Receive a fixed rate of 4.02% and pay a floating rate based on 3 Month LIBOR, expiring 11/27/14		Credit Suisse First Boston Corp.	AUD	400	(290)

					(1,568)

TOTAL OPTIONS WRITTEN (premiums received $69,416)					(46,909)

TOTAL INVESTMENTS, NET SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.3% (cost $131,488,089)					132,207,020
Liabilities in excess of other assets(x) — (9.3)%					(11,225,893)

NET ASSETS — 100.0%					$120,981,127

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(g)	Indicates a security or securities that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 2.5%, maturity date 05/15/24) with the aggregate value, including accrued interest, of $3,774,327. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown is the effective yield at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(p)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$133,918,824
Appreciation	2,753,269
Depreciation	(3,334,414)

Net Unrealized Depreciation	$ (581,145)

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
137	10 Year U.S. Treasury Notes	Dec. 2014	$17,183,508	$17,311,234	$127,726

	Short Positions:
63	10 Year Australian Treasury Bonds	Dec. 2014	49,227,440	49,410,383	(182,943)
5	30 Year USD Deliverable Interest Rate Swap	Dec. 2014	532,579	544,063	(11,484)

					(194,427)

					$(66,701)

(1)	Cash of $152,000 and $15,000 have been segregated with Goldman Sachs & Co. and Morgan Stanley respectively, and U.S. Treasury securities with a market value of $32,113, $175,615 have been segregated with Goldman Sachs & Co. and Morgan Stanley to cover requirements for open futures contracts at October 31, 2014.

Forward foreign currency exchange contracts outstanding at October 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/04/14	Citigroup Global Markets	BRL	2,163	$869,000	$871,816	$2,816
Expiring 11/04/14	JPMorgan Chase	BRL	3,729	1,523,529	1,502,982	(20,547)
Expiring 11/04/14	UBS AG	BRL	1,495	605,369	602,695	(2,674)
Expiring 12/02/14	Citigroup Global Markets	BRL	415	169,000	165,900	(3,100)
Expiring 01/05/15	Citigroup Global Markets	BRL	7,784	3,303,605	3,081,839	(221,766)
Euro, Expiring 11/20/14	BNP Paribas	EUR	478	614,466	599,083	(15,383)
Mexican Peso, Expiring 12/18/14	BNP Paribas	MXN	3,310	252,046	245,080	(6,966)

				$7,337,015	$7,069,395	$(267,620)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/04/ 14	BNP Paribas	AUD	196	$172,308	$172,433	$(125)
Brazilian Real,
Expiring 01/05/15	Citigroup Global Markets	BRL	877	372,089	347,111	24,978
Expiring 01/05/15	Hong Kong & Shanghai Bank	BRL	11,005	4,671,646	4,357,305	314,341
Expiring 01/05/15	UBS AG	BRL	5,957	2,506,473	2,358,362	148,111
Expiring 01/05/15	UBS AG	BRL	218	94,000	86,432	7,568
Expiring 11/04/14	Deutsche Bank AG	BRL	3,610	1,448,000	1,455,091	(7,091)
Expiring 11/04/14	JPMorgan Chase	BRL	2,282	916,000	919,707	(3,707)
Expiring 11/04/14	UBS AG	BRL	1,495	630,646	602,695	27,951
Expiring 12/02/14	JPMorgan Chase	BRL	3,729	1,511,120	1,490,224	20,896
Expiring 12/02/14	UBS AG	BRL	1,495	600,724	597,579	3,145
Euro, Expiring 11/20/14	Barclays Capital Group	EUR	512	663,013	641,695	21,318
Expiring 11/20/14	Citigroup Global Markets	EUR	3,733	5,001,305	4,678,609	322,696
Expiring 11/20/14	Citigroup Global Markets	EUR	468	588,761	586,549	2,212
Expiring 11/20/14	Deutsche Bank AG	EUR	416	527,273	521,377	5,896
Japanese Yen, Expiring 11/04/14	Hong Kong & Shanghai Bank	JPY	3,700	33,750	32,941	809
Mexican Peso,
Expiring 02/05/15	Goldman Sachs & Co.	MXN	60	4,404	4,430	(26)
Expiring 12/18/14	BNP Paribas	MXN	3,052	228,187	225,977	2,210

				$19,969,699	$19,078,517	$891,182

Interest rate swap agreements outstanding at October 31, 2014:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	5,800	04/16/24	2.800%	3 month LIBOR(1)	$—	$(195,752)	$(195,752)
	5,100	12/17/21	2.500%	3 month LIBOR(1)	(11,016)	(104,946)	(93,930)
	2,100	06/19/43	2.750%	3 month LIBOR(1)	197,946	102,428	(95,518)
	1,600	12/18/43	3.500%	3 month LIBOR(1)	51,560	(169,613)	(221,173)
	1,900	12/17/44	3.500%	3 month LIBOR(1)	(79,623)	(170,481)	(90,858)
	600	12/17/19	2.250%	3 month LIBOR(1)	(7,448)	(12,260)	(4,812)
AUD	60,600	03/16/17	3.500%	6 month Australian Bank Bill rate(2)	102,806	335,493	232,687
AUD	17,600	06/18/19	4.000%	6 month Australian Bank Bill rate(2)	(28,275)	666,510	694,785
EUR	700	03/18/25	1.250%	6 month EURlBOR(2)	4,706	8,441	3,735
EUR	1,600	03/18/45	2.000%	6 month EURlBOR(1)	15,108	(72,026)	(87,134)
JPY	280,000	09/18/23	1.000%	6 month LIBOR(1)	(33,165)	(111,237)	(78,072)

					$212,599	$276,557	$63,958

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio receives the fixed rate and pays the floating rate.

Credit default swap agreements outstanding at October 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1)
BP Capital Markets	06/20/15	5.000%	800	0.174%	$29,791	$1,510	$28,281	Credit Suisse First Boston Corp.
BP Capital Markets	06/20/15	5.000%	700	0.174%	26,067	2,669	23,398	Goldman Sachs & Co.
Finmeccanica Finance SA	03/20/19	5.000%	300	1.638%	55,850	36,769	19,081	Barclays Bank PLC
Finmeccanica Finance SA	03/20/19	5.000%	300	1.638%	55,850	41,447	14,403	Barclays Bank PLC
Finmeccanica Finance SA	03/20/19	5.000%	100	1.638%	18,617	13,461	5,156	Credit Suisse First Boston Corp.
Finmeccanica Finance SA	03/20/19	5.000%	200	1.638%	37,233	25,708	11,525	Credit Suisse First Boston Corp.
Japan Gov’t. Series 55	03/20/16	1.000%	600	0.140%	7,742	1,210	6,532	Goldman Sachs & Co.
Lloyds TSB Bank	09/20/17	3.000%	400	0.371%	39,970	2,197	37,773	Deutsche Bank AG
Lloyds TSB Bank	09/20/17	3.000%	1,200	0.371%	119,911	5,537	114,374	Morgan Stanley
Republic of Italy	06/20/17	1.000%	300	0.665%	3,746	(29,152)	32,898	Bank of America, N.A.
Shell International	09/20/15	1.000%	200	0.105%	1,821	945	876	Credit Suisse First Boston Corp.

					$396,598	$102,301	$294,297

Cash of $45,000 and $42,000 have been segregated with Citigroup Global Markets, Inc. and Credit Suisse First Boston Corp. respectively, and U.S. Treasury Securities with a market value of $115,404, $158,556, $353,238, $162,570, and $203,714 have been segregated with Barclays Capital Inc., Citigroup Global Markets, Credit Suisse First Boston Corp., Inc., Deutsche Bank AG, and UBS AG respectively to cover requirements for open exchange-traded interest rate and credit default swap agreements.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$652,675	$—
Non-Residential Mortgage-Backed Security	—	1,246,438	—
Residential Mortgage-Backed Securities	—	2,563,076	—
Certificates of Deposit	—	4,597,309	—
Commercial Mortgage-Backed Securities	—	2,850,194	—
Corporate Bonds	—	28,569,294	—
Foreign Government Bonds	—	6,489,459	—
Municipal Bonds	—	6,271,974	—
Residential Mortgage-Backed Securities	—	11,513,101	—
U.S. Government Agency Obligations	—	1,560,245	—
U.S. Treasury Obligations	—	62,117,438	—
Foreign Treasury Obligation	—	625,227	—
Affiliated Money Market Mutual Fund	577,569	—	—
Option Purchased	3,680	—	—
Repurchase Agreement	—	3,700,000	—
Security Sold Short
U.S. Government Agency Obligation	—	(1,083,750)	—
Options Written	(460)	(46,449)	—
Other Financial Instruments*
Futures Contracts	(66,701)	—	—
Forward Foreign Currency Exchange Contracts	—	623,562	—
Interest Rate Swap Agreements
Exchange-Traded Swap Agreements	—	63,958	—
Credit Default Swap Agreements	—	396,598	—

Total	$514,088	$132,710,349	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of October 31, 2014 categorized by risk exposure:

Derivative Fair Value at 10/31/14
Credit contracts	$396,598
Equity contracts	—
Foreign exchange contracts	588,067
Interest rate contracts	(10,477)

Total	$974,188

Mortgage-Backed Securities Portfolio

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 104.8%
ASSET-BACKED SECURITIES — 8.1%
Collateralized Loan Obligations — 2.8%
Ares XXX CLO Ltd., Series 2014-30A, Class B, 144A	1.618	%(c)	04/20/23	315	$302,002
Carlyle Global Market Strategies Ltd., Series 2014-1A, Class A, 144A	1.753	%(c)	04/17/25	250	248,112
Dryden Sr. Loan Fund, Series 2014-33A, Class A, 144A	1.703	%(c)	07/15/26	425	421,390
Magnetite CLO Ltd., Series 2014-9A, Class A2, 144A	2.230	%(c)	07/25/26	250	240,013

					1,211,517

Non-Residential Mortgage-Backed Securities — 5.0%
American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A	2.280%		09/17/18	200	201,194
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D	3.380%		04/09/18	350	359,793
Carfinance Capital Auto Trust, Series 2013-1A, Class A, 144A	1.650%		07/17/17	38	37,743
CPS Auto Receivables Trust, Series 2013-A, Class A, 144A	1.310%		06/15/20	292	291,614
Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 144A	2.290%		04/15/22	290	290,949
Huntington Auto Trust, Series 2012-2, Class B	1.070%		02/15/18	110	110,515
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700%		05/25/23	315	315,243
Springleaf Funding Trust, Series 2014-AA, Class A, 144A	2.410%		12/15/22	180	180,395
Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 144A	2.240%		04/15/20	325	325,477
World Omni Auto Receivables Trust, Series 2012-B, Class B	1.060%		09/16/19	90	89,984

					2,202,907

Residential Mortgage-Backed Securities — 0.3%
GSAA Home Equity Trust, Series 2006-19, Class A1	0.242	%(c)	12/25/36	54	26,720
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4	4.934%		08/25/35	125	121,436

					148,156

TOTAL ASSET-BACKED SECURITIES (cost $3,578,287)					3,562,580

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
FREMF Mortgage Trust, Series 2012-K501, Class C, 144A	3.477	%(c)	11/25/46	244	248,373
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(c)	05/15/43	300	318,334

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $584,444)					566,707

MUNICIPAL BOND — 0.4%
New York
Utility Debt Securitization Authority, Series T, Revenue Bonds (cost $179,991)	3.435%		12/15/25	180	182,903

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21	0.382	%(c)	09/25/35	357	341,639
Bear Stearns ARM Trust, Series 2003-7, Class 6A	2.523	%(c)	10/25/33	119	120,202
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 3A1	2.530	%(c)	03/25/36	143	131,573
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7	5.500%		01/25/36	89	83,608
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2	5.500%		02/25/36	255	236,918
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A3	5.500%		11/25/35	183	163,850
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A	2.548	%(c)	03/25/47	80	79,116
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3	6.250%		09/25/36	39	36,467
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A6	6.000%		04/25/36	38	36,552

Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1	2.152	%(c)	10/25/23	174	174,751
Federal Home Loan Mortgage Corp., Series 74, Class F	6.000%		10/15/20	6	5,958
Federal Home Loan Mortgage Corp., Series 83, Class Z	9.000%		10/15/20	1	949
Federal Home Loan Mortgage Corp., Series 186, Class E	6.000%		08/15/21	7	7,893
Federal Home Loan Mortgage Corp., Series 1058, Class H	8.000%		04/15/21	2	2,052
Federal Home Loan Mortgage Corp., Series 1116, Class I	5.500%		08/15/21	2	2,205
Federal Home Loan Mortgage Corp., Series 1120, Class L	8.000%		07/15/21	13	14,404
Federal Home Loan Mortgage Corp., Series 2809, Class UC	4.000%		06/15/19	177	184,446
Federal Home Loan Mortgage Corp., Series 3787, Class AY	3.500%		01/15/26	285	298,426
Federal Home Loan Mortgage Corp., Series 3840, Class HB	3.500%		04/15/26	330	344,130
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5	7.500%		02/25/42	111	130,124
Federal National Mortgage Assoc., Series 56, Class 1, Interest Strip	6.000%		04/25/19	3	3,407
Federal National Mortgage Assoc., Series 1988-19, Class J	8.500%		07/25/18	3	3,123
Federal National Mortgage Assoc., Series 1990-10, Class L	8.500%		02/25/20	2	2,042
Federal National Mortgage Assoc., Series 1990-108, Class G	7.000%		09/25/20	4	3,979
Federal National Mortgage Assoc., Series 1991-21, Class J	7.000%		03/25/21	4	4,369
Federal National Mortgage Assoc., Series 1992-113, Class Z	7.500%		07/25/22	8	8,784
Federal National Mortgage Assoc., Series 1993-223, Class ZA	6.500%		12/25/23	101	111,517
Federal National Mortgage Assoc., Series 2001-51, Class QN	6.000%		10/25/16	30	30,810
Federal National Mortgage Assoc., Series 2003-33, Class PT	4.500%		05/25/33	49	52,774
Federal National Mortgage Assoc., Series 2011-67, Class BE	3.500%		07/25/26	285	295,058
Federal National Mortgage Assoc., Series G14, Class L	8.500%		06/25/21	6	6,621
Federal National Mortgage Assoc., Series G92-24, Class Z	6.500%		04/25/22	5	5,873
Federal National Mortgage Assoc., Series G92-59, Class D	6.000%		10/25/22	29	32,806
Federal National Mortgage Assoc., Series G94-4, Class PG	8.000%		05/25/24	95	109,073
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class I-O, IO	8.985%		04/25/17	5	301
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class P-O, PO	1.000	%(s)	04/25/17	5	4,673
Government National Mortgage Assoc., Series 2006-35, Class LO, PO	5.400	%(s)	07/20/36	33	31,241
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1	2.714	%(c)	05/25/37	158	130,209
JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3	5.500%		06/25/37	92	88,923
JPMorgan Mortgage Trust, Series 2014-IVR3, Class 2A, 144A	3.000	%(c)	09/25/44	288	291,014
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22	6.000%		08/25/37	97	91,480
Residential Asset Securitization Trust, Series 2004-A3, Class A7	5.250%		06/25/34	301	312,334
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570	%(c)	12/25/59	142	142,369
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M1, 144A	2.660	%(c)	12/25/59	175	174,984
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1, 144A	2.310	%(c)	06/25/58	365	357,506
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.143	%(c)	03/25/33	90	89,703
Wells Fargo Mortgage- Backed Securities Trust, Series 2006-AR10, Class 5A2	2.612	%(c)	07/25/36	103	98,131

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,778,121)					4,878,367

U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.0%
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,100	1,139,016
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,600	1,601,250
Federal Home Loan Mortgage Corp.	3.500%		TBA	400	422,594
Federal Home Loan Mortgage Corp.	3.500%		TBA	300	309,656
Federal Home Loan Mortgage Corp.	4.000%		TBA	2,800	2,970,406
Federal Home Loan Mortgage Corp.	4.500%		TBA	2,200	2,382,875
Federal Home Loan Mortgage Corp.	5.000%		10/01/35	559	619,186
Federal Home Loan Mortgage Corp.	5.500%		06/01/34	60	67,770
Federal Home Loan Mortgage Corp.	6.000%		02/01/21	446	485,101
Federal Home Loan Mortgage Corp.	6.500%		01/01/18 - 06/01/22	26	29,658
Federal Home Loan Mortgage Corp.	7.500%		06/01/28	13	14,197

Federal Home Loan Mortgage Corp.	8.500%	04/01/18	—	(r)	479
Federal Home Loan Mortgage Corp.	11.500%	03/01/16	5		4,896
Federal National Mortgage Assoc.	2.290%	10/01/22	5		4,889
Federal National Mortgage Assoc.	2.440%	01/01/23	5		4,908
Federal National Mortgage Assoc.	2.500%	TBA	1,100		1,116,156
Federal National Mortgage Assoc.	2.660%	09/01/22	5		4,867
Federal National Mortgage Assoc.	2.760%	05/01/21	45		46,019
Federal National Mortgage Assoc.	2.780%	04/01/22	5		5,030
Federal National Mortgage Assoc.	2.980%	01/01/22	5		4,927
Federal National Mortgage Assoc.	3.000%	TBA	3,500		3,500,547
Federal National Mortgage Assoc.	3.200%	04/01/22	5		5,060
Federal National Mortgage Assoc.	3.210%	05/01/23	40		41,405
Federal National Mortgage Assoc.	3.340%	04/01/24	25		26,118
Federal National Mortgage Assoc.	3.450%	01/01/24	10		10,525
Federal National Mortgage Assoc.	3.470%	01/01/24	10		10,423
Federal National Mortgage Assoc.	3.500%	TBA	5,400		5,583,935
Federal National Mortgage Assoc.	3.500%	TBA	1,800		1,856,038
Federal National Mortgage Assoc.	3.670%	08/01/23	20		21,208
Federal National Mortgage Assoc.	3.700%	10/01/23	5		5,352
Federal National Mortgage Assoc.	3.760%	03/01/24	10		10,770
Federal National Mortgage Assoc.	3.855%	12/01/25	15		16,142
Federal National Mortgage Assoc.	3.860%	11/01/23	5		5,426
Federal National Mortgage Assoc.	3.870%	10/01/25	20		21,343
Federal National Mortgage Assoc.	3.890%	05/01/30	30		31,553
Federal National Mortgage Assoc.	3.930%	10/01/23	30		32,677
Federal National Mortgage Assoc.	3.960%	05/01/34	10		10,586
Federal National Mortgage Assoc.	3.970%	05/01/29	10		10,664
Federal National Mortgage Assoc.	4.000%	TBA	600		636,762
Federal National Mortgage Assoc.	4.060%	10/01/28	20		21,335
Federal National Mortgage Assoc.	4.500%	05/01/35	450		490,211
Federal National Mortgage Assoc.	4.500%	TBA	2,500		2,709,375
Federal National Mortgage Assoc.	5.000%	11/01/18	162		171,229
Federal National Mortgage Assoc.(k)	5.000%	07/01/33	33		37,079
Federal National Mortgage Assoc.	5.000%	TBA	700		775,086
Federal National Mortgage Assoc.	5.500%	09/01/34 - 05/01/35	10		11,162
Federal National Mortgage Assoc.(k)	5.500%	07/01/35	167		188,315
Federal National Mortgage Assoc.	5.500%	TBA	500		558,363
Federal National Mortgage Assoc.	6.000%	03/01/23 - 12/01/39	127		143,202
Federal National Mortgage Assoc.	6.500%	06/01/15 - 08/01/17	49		51,407
Federal National Mortgage Assoc.	8.000%	12/01/22	6		7,581
Government National Mortgage Assoc.	3.000%	TBA	1,100		1,120,625
Government National Mortgage Assoc.	3.500%	TBA	1,500		1,566,475
Government National Mortgage Assoc.	4.000%	04/15/43	243		260,543
Government National Mortgage Assoc.	4.000%	TBA	2,100		2,245,318
Government National Mortgage Assoc.	4.500%	09/20/41	733		801,867
Government National Mortgage Assoc.	5.000%	06/15/40 - 03/15/44	691		767,225
Government National Mortgage Assoc.	5.000%	TBA	300		331,078
Government National Mortgage Assoc.	5.500%	12/15/38 - 04/15/39	12		12,938
Government National Mortgage Assoc.	6.000%	07/15/24 - 12/15/40	441		496,897
Government National Mortgage Assoc.	6.500%	06/15/23 - 12/15/35	476		541,506
Government National Mortgage Assoc.	7.000%	11/15/31 - 11/15/33	519		608,188
Government National Mortgage Assoc.	7.500%	12/20/23	8		9,178

Government National Mortgage Assoc.	8.000%	03/15/17 - 11/15/30	120		129,502
Government National Mortgage Assoc.	8.250%	06/20/17 - 07/20/17	11		10,381
Government National Mortgage Assoc.	8.500%	04/20/17	19		18,751
Government National Mortgage Assoc.	9.000%	01/15/20	19		20,521
Government National Mortgage Assoc.	9.500%	06/15/20	—	(r)	345

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,757,555)					37,176,097

TOTAL LONG-TERM INVESTMENTS (cost $45,878,398)					46,366,654

SHORT-TERM INVESTMENT — 64.5%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,565,565)(w)			28,565,565		28,565,565

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 169.3% (cost $74,443,963)(p)					74,932,219

SECURITIES SOLD SHORT — (6.3)%

			Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	5.000%	TBA	700		(773,500)
Federal National Mortgage Assoc.	3.000%	TBA	1,000		(1,037,110)
Federal National Mortgage Assoc.	3.500%	TBA	100		(105,656)
Government National Mortgage Assoc.	4.500%	TBA	600		(654,703)
Government National Mortgage Assoc.	4.500%	TBA	200		(218,297)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,782,289)					(2,789,266)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 163.0% (cost $71,661,674)					72,142,953
Liabilities in excess of other assets(x) — (63.0)%					(27,882,517)

NET ASSETS — 100.0%					$44,260,436

See the Glossary for abbreviation used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$74,443,963

Appreciation	693,401
Depreciation	(205,145)

Net Unrealized Appreciation	$488,256

The book basis may differ from tax basis due to certain tax-related adjustments.

(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2014	$656,015	$658,688	$2,673
21	10 Year U.S. Treasury Notes	Dec. 2014	2,658,104	2,653,547	(4,557)
8	U.S. Long Bonds	Dec. 2014	1,108,602	1,128,750	20,148

					18,264

	Short Position:
12	5 Year U.S. Treasury Notes	Dec. 2014	1,437,150	1,433,156	(3,994)

					$14,270

(1)	U.S. Government Agency Obligations, with a market value of $96,391 have been segregated with the broker Goldman Sachs & Co. to cover requirements for open futures contracts at October 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,211,517	$—
Non-Residential Mortgage-Backed Securities	—	2,022,512	180,395
Residential Mortgage-Backed Securities	—	148,156	—
Commercial Mortgage-Backed Securities	—	566,707	—
Municipal Bond	—	182,903	—
Residential Mortgage-Backed Securities	—	4,878,367	—
U.S. Government Agency Obligations	—	37,176,097	—
Affiliated Money Market Mutual Fund	28,565,565	—	—
U.S. Government Agency Obligations	—	(2,789,266)	—
Other Financial Instruments*
Futures Contracts	14,270	—	—

Total	$28,579,835	$43,396,993	$180,395

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

Exchange

AEX	Amsterdam Stock Exchange
Chi-X	European Equity Exchange
XLON	London Stock Exchange

Index

CDX	Credit Derivative Index
iTraxx	International Credit Derivative Index

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
N/A	Not Applicable
PIK	Payment-in-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures of options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date December 18, 2014

*	Print the name and title of each signing officer under his or her signature.